------------------------
                                                     OMB APPROVAL
                                                     OMB Number: 3235-0570
                                                      ------------------------
                                                     Expires: April 30, 2008

                                                     Estimated average burden
                                                     hours per response: 19.4
                                                     ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number           811-07324
                                   --------------------------------


                         Gardner Lewis Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


 285 Wilmington-West Chester Pike        Chadds Ford, Pennsylvania        19317
--------------------------------------------------------------------------------
              (Address of principal executive offices)                (Zip code)


                               Tina H. Bloom, Esq.


Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (610) 558-2800
                                                     ---------------------------


Date of fiscal year end:         October 31, 2007
                          ---------------------------------------------


Date of reporting period:        October 31, 2007
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

================================================================================

                         THE CHESAPEAKE CORE GROWTH FUND






                                  ANNUAL REPORT
                                October 31, 2007









         INVESTMENT ADVISOR                                ADMINISTRATOR
         ------------------                                -------------
Gardner Lewis Asset Management, L.P.                Ultimus Fund Solutions, LLC
  285 Wilmington-West Chester Pike                        P.O. Box 46707
   Chadds Ford, Pennsylvania 19317                  Cincinnati, Ohio 45246-0707
                                                          1-800-430-3863

================================================================================

THE CHESAPEAKE CORE GROWTH FUND
LETTER TO SHAREHOLDERS
================================================================================

2007 FISCAL YEAR COMMENTARY                                    December 10, 2007


November 1, 2006 to October 31, 2007

MARKET ENVIRONMENT. When the fiscal year began in November 2006, investors had already begun to expect a slowdown in the economy's growth rate. Debate centered on whether the slowdown would be meaningful or mild. The most optimistic outlooks depended on strong global growth to support the U.S. economy; while the most dire outlooks saw a consumer-led recession, triggered by the housing downturn and rippling through other parts of the world.

The stock market continued to advance through the end of calendar year 2006 and into the first months of 2007, though, reflecting the potential of a mild economic slowdown in conjunction with the anticipation of lower interest rates, which is generally considered a benign environment for stocks. Despite problems in the housing market and concerns about an overextended consumer, the economy seemed on track for investors' beloved "soft landing" scenario.

The first bump came at the end of February when turmoil in Asian markets and the early signs of subprime trouble highlighted vulnerability in the U.S. and global economies. But nervousness proved temporary, and by mid-April, world markets had recouped their losses and advanced to new highs. After peaking in early July, markets started a more substantial pullback as subprime problems spread to other parts of the credit market, and investors saw the extent to which credit instruments had been misused.

The market began to rebound again in late-August as investors digested the first concrete data about companies' credit-related problems, which were deemed manageable for most companies. The market continued to rally through the end of the fiscal year (October 31), and made an all-time high in October, though it pulled back after the fiscal year closed. Investor debate ended the fiscal year much as it began, centered on the question of how significantly the U.S. economy will slow and how much the slowdown will affect global economic growth.

PORTFOLIO REVIEW. The following table breaks out the Fund's holdings by economic sector and compares 2006 and 2007 fiscal year-end holdings to those of the S&P 500(R) Total Return Index ("S&P 500").(1)

ECONOMIC                         S&P 500       FUND        S&P 500      FUND
SECTOR                         10/31/2006   10/31/2006   10/31/2007   10/31/2007
--------------------------------------------------------------------------------
Consumer Discretionary            11%          19%          9%          12%
Consumer Staples                   9%          10%         10%           5%
Energy                            10%           1%         12%           4%
Financials                        21%          16%         19%          14%
Health Care                       13%          22%         12%          19%
Industrials                       11%           2%         11%          11%
Information Technology            15%          23%         17%          27%
Materials                          3%           2%          3%           4%
Telecommunications Services        4%           0%          4%           4%
Utilities                          3%           2%          3%           0%

The most significant sector shifts in the Fund during the fiscal year were decreases in exposure to Consumer Discretionary and Consumer Staples, with that capital being mostly redeployed in Industrials and Information Technology.

During the Fund's fiscal year, all sectors contributed positively to portfolio profits. Consumer Discretionary was the laggard with aggregate returns of less than 2%. Financials and Utilities also had single digit returns, while every other sector posted double digit returns. Health Care, Industrials, and Information Technology posted aggregate returns of approximately 22%, 30%, and 37%, respectively. Exposure to Energy and Materials was modest, but returns of 93% and 123% within those sectors allowed them to contribute meaningfully to Fund profits during the period.

We have been cautious about the health of the U.S. consumer for some time, and we have been particularly concerned about problems in the housing and mortgage markets. It was our intent to limit the portfolio's consumer-related investments to companies with less dependence on the general consumer environment (companies like Comcast with less consumer cyclicality and Best Buy where consumer electronics are pulling in a higher share of consumer spending) or to companies where company specific performance allowed strong results despite a soft consumer environment (companies like J.C. Penney and Coach). As the year progressed, the outlook for consumers became more uncertain, though, and some consumer-related positions were displaced from the portfolio to make room for new ideas where our outlook was more clear.

----------
1 For sector classifications, the Standard and Poor's Global Industry Classification Standard (GICS) is used. Totals may not sum to 100% due to rounding.

The Fund's most significant individual contributors to profits this fiscal year were Wynn Resorts (casinos); MEMC Electronic Materials (semiconductors); Monsanto Company (agricultural products); Google (software); and Apple Computer (consumer electronics). The principal detractors were Sandisk (computer components); Boston Scientific (medical devices); J.C. Penney (retail); Comcast (cable television); and CB Richard Ellis (commercial real estate).

The Fund's total return of 23.38% this fiscal year compares to 14.56% for the S&P 500.

PLEASE REFER TO THE SCHEDULE OF INVESTMENTS SECTION OF THE ANNUAL REPORT FOR A COMPLETE LISTING OF FUND HOLDINGS AND THE AMOUNT EACH REPRESENTS OF THE PORTFOLIO.

OUTLOOK. At this time last year, the consensus expectation seemed to be that consumer spending would weaken after several years of a housing led boom. It was believed that the combination of higher interest rates, higher fuel prices, and mortgage resets would surely tow the U.S. consumer under water, while corporate profits might be more resilient due to strong global growth trends.

It is probably fair to say that the economic slowdown transpired to the degree expected, but the drivers have been slightly different than expected. Concerns about mortgage underwriting and the housing market were widespread last year, but few predicted the degree of credit contagion that occurred. And while the consumer has slowed, the slowdown has been muted even though the housing and fuel situations unfolded to the lower end of expectations. At the same time, corporate profits have held up reasonably well in the aggregate, but have been more inconsistent from company to company, and are now threatened by a credit crunch that was not fully anticipated. We have long maintained that the economy is not homogenous, as some parts of the economy will do better than others and some companies will thrive while their peers struggle. This can make for alarming headlines at a time like this, but it also creates stock picking opportunities for investors that look past the noise.

We still believe that the global economy is on solid footing, and that the benefits of globalization will more than offset the current credit crunch. The Fed has moved into recession prevention mode, and central banks around the world will likely follow suit as U.S. interest rates move lower. This is not a bad environment for stocks, but it is an environment where stock picking has to be more select.

Large U.S. companies continue to benefit tremendously from global trade, particularly at today's currency levels. And while other economies are not immune from a slowdown in the U.S., we do believe that developing economies have reached a critical mass, and global growth is driving U.S. growth as much as U.S. growth used to drive global growth.

We believe that, in general, growth-oriented stocks offer a more compelling investment opportunity than value-oriented stocks. This year was the first year since 1999 that large cap growth stocks have outperformed large cap value stocks. We think the shift in investor preference back toward growth is just beginning and should benefit the Fund's portfolio considerably.

Sincerely,



/s/ W. Whitfield Gardner                                /s/ John L. Lewis IV

    W. Whitfield Gardner                                    John L. Lewis IV



The views in the foregoing discussion were those of the Fund's investment advisor as of the date set forth above and may not reflect its views on the date this Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

THE PERFORMANCE INFORMATION QUOTED ABOVE REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH END, MAY BE OBTAINED BY CALLING 1-800-430-3863. FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAVE POSITIVELY IMPACTED FUND PERFORMANCE. AN INVESTOR SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION. FOR INFORMATION ON THE FUND'S EXPENSE RATIO, PLEASE SEE THE FINANCIAL HIGHLIGHTS TABLE FOUND WITHIN THIS REPORT.

THE CHESAPEAKE CORE GROWTH FUND
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
     IN THE CHESAPEAKE CORE GROWTH FUND AND THE S&P 500(R) TOTAL RETURN INDEX*


                              [LINE GRAPH OMITTED]

-----------------------------------         -----------------------------------
 THE CHESAPEAKE CORE GROWTH VALUE              S&P 500(R) TOTAL RETURN INDEX
  DATE                   VALUE                 DATE                  VALUE
-----------------------------------         -----------------------------------

10/31/1997              $10,000             10/31/1997              $10,000
10/31/1998               10,746             10/31/1998               12,199
10/31/1999               16,002             10/31/1999               15,331
10/31/2000               22,257             10/31/2000               16,264
10/31/2001               15,406             10/31/2001               12,214
10/31/2002               13,639             10/31/2002               10,369
10/31/2003               18,511             10/31/2003               12,526
10/31/2004               19,300             10/31/2004               13,706
10/31/2005               21,141             10/31/2005               14,901
10/31/2006               22,446             10/31/2006               17,336
10/31/2007               27,693             10/31/2007               19,860
-----------------------------------         -----------------------------------


                       Past performance is not predictive of future performance.

                   ------------------------------------------
                         THE CHESAPEAKE CORE GROWTH FUND
                         AVERAGE ANNUAL TOTAL RETURNS(a)
                      (FOR PERIODS ENDED OCTOBER 31, 2007)

                    1 Year           5 Years         10 Years
                   --------         --------         --------
                    23.38%            15.22%           10.72%
                   ------------------------------------------


      * The index is unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

      (a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or distributions, if any, are reinvested in shares of the Fund. The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

THE CHESAPEAKE CORE GROWTH FUND
================================================================================

        THE CHESAPEAKE CORE GROWTH FUND VS S&P 500(R) TOTAL RETURN INDEX
                             SECTOR DIVERSIFICATION
                          OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                               [BAR CHART OMITTED]

                                          (% of Portfolio)

                                   Chesapeake Core       S&P 500
                                     Growth Fund          Index
                               ---------------------------------------------
Consumer Discretionary                  12.0%              9.0%
Consumer Staples                         5.4%              9.5%
Energy                                   4.3%             11.7%
Financials                              13.7%             19.3%
Health Care                             19.5%             11.7%
Industrials                             11.1%             11.4%
Information Technology                  26.9%             17.0%
Materials                                3.5%              3.3%
Telecommunications Services              3.6%              3.6%
Utilities                                0.0%              3.4%



                                TOP TEN HOLDINGS
                          OCTOBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           % of
            Security Description                         Net Assets
            -------------------------------------------------------
            Google, Inc.                                    4.5%
            Wynn Resorts Ltd.                               3.9%
            Humana, Inc.                                    3.9%
            Monsanto Co.                                    3.5%
            MEMC Electronic Materials, Inc.                 3.2%
            McDermott International, Inc.                   3.1%
            Goldman Sachs Group, Inc. (The)                 2.7%
            CVS Caremark Corp.                              2.7%
            Adobe Systems, Inc.                             2.6%
            Apple, Inc.                                     2.6%

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007
================================================================================
  SHARES    COMMON STOCKS -- 99.7%                                    VALUE
--------------------------------------------------------------------------------
            APPAREL -- 1.5%
   425,795  Coach, Inc.*.......................................  $   15,567,065
                                                                 --------------

            CHEMICALS -- 3.5%
   389,970  Monsanto Co........................................      38,072,771
                                                                 --------------

            COMMERCIAL SERVICES -- 2.0%
   317,700  McKesson Corp......................................      20,999,970
                                                                 --------------

            COMPUTERS -- 5.0%
   149,600  Apple, Inc. *......................................      28,416,520
   447,545  NCR Corp. *........................................      12,347,767
   447,545  Teradata Corp. *...................................      12,768,459
                                                                 --------------
                                                                     53,532,746
                                                                 --------------

            COSMETICS/PERSONAL CARE -- 1.8%
   277,995  Procter & Gamble Co. (The).........................      19,326,212
                                                                 --------------

            DIVERSIFIED FINANCIAL SERVICES -- 8.5%
   450,900  American Express Co................................      27,482,355
    31,994  CME Group, Inc.....................................      21,316,002
   117,770  Goldman Sachs Group, Inc. (The)....................      29,197,538
   206,100  Morgan Stanley.....................................      13,862,286
                                                                 --------------
                                                                     91,858,181
                                                                 --------------

            ELECTRICAL COMPONENTS & EQUIPMENT -- 0.9%
    93,170  Energizer Holdings, Inc. *.........................       9,717,631
                                                                 --------------

            ENGINEERING & CONSTRUCTION -- 3.2%
   554,720  McDermott International, Inc. *....................      33,871,203
                                                                 --------------

            HEALTH CARE - PRODUCTS -- 5.4%
   158,705  Alcon, Inc.........................................      24,156,488
   352,900  Baxter International, Inc..........................      21,177,529
   899,525  Boston Scientific Corp. *..........................      12,476,412
                                                                 --------------
                                                                     57,810,429
                                                                 --------------

            HEALTH CARE - SERVICES -- 3.9%
   559,495  Humana, Inc. *.....................................      41,934,150
                                                                 --------------

            INSURANCE -- 4.4%
   501,185  CIGNA Corp.........................................      26,307,201
   310,935  MetLife, Inc.......................................      21,407,875
                                                                 --------------
                                                                     47,715,076
                                                                 --------------

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES    COMMON STOCKS -- 99.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
            INTERNET -- 4.5%
    68,253  Google, Inc. *.....................................  $   48,254,871
                                                                 --------------

            INVESTMENT COMPANIES -- 1.9%
   481,400  American Capital Strategies Ltd....................      20,897,574
                                                                 --------------

            LODGING -- 4.0%
   263,111  Wynn Resorts Ltd. *................................      42,474,009
                                                                 --------------

            MACHINERY - DIVERSIFIED -- 1.8%
   164,440  Cummins, Inc. .....................................      19,726,222
                                                                 --------------

            MEDIA -- 2.0%
 1,052,081  Comcast Corp. - Class A Special *..................      21,956,930
                                                                 --------------

            METAL FABRICATE/HARDWARE -- 2.0%
   142,200  Precision Castparts Corp. .........................      21,302,982
                                                                 --------------

            MISCELLANEOUS MANUFACTURING -- 4.1%
   263,555  Danaher Corp. .....................................      22,578,757
   352,400  Honeywell International, Inc. .....................      21,288,484
                                                                 --------------
                                                                     43,867,241
                                                                 --------------

            OIL & GAS SERVICES -- 4.3%
   345,400  National Oilwell Varco, Inc. *.....................      25,297,096
   319,650  Weatherford International Ltd......................      20,748,482
                                                                 --------------
                                                                     46,045,578
                                                                 --------------

            PHARMACEUTICALS -- 5.8%
   356,800  Abbott Laboratories................................      19,488,416
   554,380  Gilead Sciences, Inc. *............................      25,606,812
   383,845  Teva Pharmaceutical Industries Ltd. - ADR..........      16,893,019
                                                                 --------------
                                                                     61,988,247
                                                                 --------------

            REAL ESTATE -- 1.2%
   542,650  CB Richard Ellis Group, Inc. *.....................      13,229,807
                                                                 --------------

            RETAIL -- 7.2%
   527,315  Best Buy Co., Inc. ................................      25,585,324
   698,400  CVS Caremark Corp..................................      29,172,168
   235,400  J.C. Penney Co., Inc. .............................      13,238,896
   173,080  Kohl's Corp. *.....................................       9,514,208
                                                                 --------------
                                                                     77,510,596
                                                                 --------------

            SEMICONDUCTORS --6.5%
   594,375  Broadcom Corp. - Class A *.........................      19,346,906
   598,700  Intel Corp.........................................      16,105,030
   473,535  MEMC Electronic Materials, Inc. *..................      34,672,233
                                                                 --------------
                                                                     70,124,169
                                                                 --------------

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES    COMMON STOCKS -- 99.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
            SOFTWARE -- 7.2%
   593,685  Adobe Systems, Inc. *..............................  $   28,437,511
   680,450  Microsoft Corp. *..................................      25,047,365
 1,114,600  Oracle Corp. *.....................................      24,710,682
                                                                 --------------
                                                                     78,195,558
                                                                 --------------

            TELECOMMUNICATIONS -- 7.1%
   404,370  America Movil S.A.B de C.V. - Series L - ADR ......      26,441,754
   324,250  Cisco Systems, Inc. *..............................      10,719,705
 1,137,950  Corning, Inc.......................................      27,618,047
   101,500  Millicom International Cellular S.A. *.............      11,924,220
                                                                 --------------
                                                                     76,703,726
                                                                 --------------

            TOTAL COMMON STOCKS (Cost $840,708,834)............  $1,072,682,944
                                                                 --------------


================================================================================
  SHARES    MONEY MARKET FUNDS -- 1.0%                                VALUE
--------------------------------------------------------------------------------
10,475,257  Evergreen Institutional Money Market -
              Class I, 5.04%(a) (Cost $10,475,257).............  $   10,475,257
                                                                 --------------

            TOTAL INVESTMENT SECURITIES AT VALUE -- 100.7%
              (Cost $851,184,091)..............................  $1,083,158,201

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7%)....      (7,653,808)
                                                                 --------------

            NET ASSETS - 100.0%................................  $1,075,504,393
                                                                 ==============


* Non-income producing security.

ADR - American Depositary Receipt

(a) The rate shown is the effective dividend rate at October 31, 2007.

See accompanying notes to financial statements.

THE CHESAPEAKE CORE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2007
================================================================================

ASSETS
Investments in securities:
   At acquisition cost .......................................   $  851,184,091
                                                                 ==============
   At value (Note 1) .........................................   $1,083,158,201
Receivable for capital shares sold ...........................        3,107,441
Dividends receivable .........................................          432,790
Other assets .................................................           25,088
                                                                 --------------
   TOTAL ASSETS ..............................................    1,086,723,520
                                                                 --------------

LIABILITIES
Payable for investment securities purchased ..................        9,449,715
Payable for capital shares redeemed ..........................          331,437
Payable to Advisor (Note 3) ..................................          927,732
Accrued compliance fees (Note 3) .............................            3,950
Payable to Administrator (Note 3) ............................           70,750
Accrued distribution and service plan fees (Note 3) ..........          411,114
Other accrued expenses .......................................           24,429
                                                                 --------------
   TOTAL LIABILITIES .........................................       11,219,127
                                                                 --------------

NET ASSETS ...................................................   $1,075,504,393
                                                                 ==============

NET ASSETS CONSIST OF:
Paid-in capital ..............................................   $  806,104,954
Undistributed net realized gains from security transactions ..       37,425,329
Net unrealized appreciation on investments ...................      231,974,110
                                                                 --------------
NET ASSETS ...................................................   $1,075,504,393
                                                                 ==============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ................       49,579,957
                                                                 ==============

Net asset value, offering price and redemption price
   per share (Note 1) ........................................   $        21.69
                                                                 ==============

See accompanying notes to financial statements.

THE CHESAPEAKE CORE GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2007.
================================================================================

INVESTMENT INCOME
   Dividends (Net of foreign tax of $300,658) ................   $    8,101,319
                                                                 --------------

EXPENSES
   Investment advisory fees (Note 3) .........................        9,192,407
   Distribution and service plan fees (Note 3) ...............        2,286,959
   Administration fees (Note 3) ..............................          662,963
   Sub-transfer agent fees (Note 3) ..........................          134,020
   Fund accounting fees (Note 3) .............................          110,937
   Custodian fees ............................................           99,343
   Postage and supplies ......................................           79,753
   Transfer agent fees (Note 3) ..............................           72,457
   Registration fees .........................................           52,373
   Compliance service fees (Note 3) ..........................           50,548
   Professional fees .........................................           45,209
   Insurance expense .........................................           11,437
   Trustees' fees and expenses ...............................            7,658
   Pricing fees ..............................................            3,694
   Other expenses ............................................            8,867
                                                                 --------------
      TOTAL EXPENSES .........................................       12,818,625
   Plus previously waived investment advisory fees recouped
      by the Advisor (Note 3) ................................           39,574
   Less distribution and service plan fees waived (Note 3) ...         (245,391)
   Fees paid indirectly through a directed brokerage
      arrangement (Note 4) ...................................         (265,515)
                                                                 --------------
      NET EXPENSES ...........................................       12,347,293
                                                                 --------------

NET INVESTMENT LOSS ..........................................       (4,245,974)
                                                                 --------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions .............       42,477,712
   Net change in unrealized appreciation/depreciation on
      investments. ...........................................      157,120,396
                                                                 --------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS .............      199,598,108
                                                                 --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...................   $  195,352,134
                                                                 ==============

See accompanying notes to financial statements.

THE CHESAPEAKE CORE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
=======================================================================================
                                                            YEAR             YEAR
                                                            ENDED            ENDED
                                                         OCTOBER 31,       OCTOBER 31,
                                                            2007             2006
---------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ..............................  $   (4,245,974)  $   (2,978,637)
   Net realized gains from security transactions ....      42,477,712        3,712,364
   Net change in unrealized appreciation/depreciation
     on investments .................................     157,120,396       40,886,054
                                                       --------------   --------------
Net increase in net assets from operations ..........     195,352,134       41,619,781
                                                       --------------   --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains on investments ...........      (3,852,191)      (9,525,379)
                                                       --------------   --------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ........................     298,801,327      307,304,255
   Reinvestment of distributions to shareholders ....       3,515,918        9,035,300
   Payments for shares redeemed .....................    (210,596,695)    (184,199,034)
                                                       --------------   --------------
Net increase in net assets from capital share
     transactions ...................................      91,720,550      132,140,521
                                                       --------------   --------------

TOTAL INCREASE IN NET ASSETS ........................     283,220,493      164,234,923

NET ASSETS
   Beginning of year ................................     792,283,900      628,048,977
                                                       --------------   --------------
   End of year ......................................  $1,075,504,393   $  792,283,900
                                                       ==============   ==============

UNDISTRIBUTED NET INVESTMENT INCOME .................  $           --   $           --
                                                       ==============   ==============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ......................................      15,496,753       17,816,497
   Shares issued in reinvestment of
     distributions to shareholders ..................         189,907          524,393
   Shares redeemed ..................................     (10,981,162)     (10,666,987)
                                                       --------------   --------------
   Net increase in shares outstanding ...............       4,705,498        7,673,903
   Shares outstanding, beginning of year ............      44,874,459       37,200,556
                                                       --------------   --------------
   Shares outstanding, end of year ..................      49,579,957       44,874,459
                                                       ==============   ==============

See accompanying notes to financial statements.

THE CHESAPEAKE CORE GROWTH FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR:

                                                                    YEARS ENDED OCTOBER 31,
                                            ----------------------------------------------------------------------
                                                2007           2006           2005           2004           2003
==================================================================================================================
Net asset value at beginning of year ....   $    17.66     $    16.88     $    15.41     $    14.78     $    10.88
                                            ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
  Net investment loss ...................        (0.09)         (0.07)         (0.07)         (0.06)         (0.05)
  Net realized and unrealized
    gains on investments ................         4.20           1.11           1.54           0.69           3.95
                                            ----------     ----------     ----------     ----------     ----------
Total from investment operations ........         4.11           1.04           1.47           0.63           3.90
                                            ----------     ----------     ----------     ----------     ----------

Less disributions:
  From net realized gains
    on investments ......................        (0.08)         (0.26)            --             --             --
                                            ----------     ----------     ----------     ----------     ----------

Net asset value at end of year ..........   $    21.69     $    17.66     $    16.88     $    15.41     $    14.78
                                            ==========     ==========     ==========     ==========     ==========

Total return (a) ........................        23.38%          6.17%          9.54%          4.26%         35.72%
                                            ==========     ==========     ==========     ==========     ==========

Net assets at end of year (000's) .......   $1,075,504     $  792,284     $  628,049     $  293,982     $   70,058
                                            ==========     ==========     ==========     ==========     ==========

Ratio of gross expenses to
  average net assets (b).. ..............         1.39%          1.42%          1.45%          1.49%          1.76%

Ratio of net expenses to
  average net assets ....................         1.34%          1.35%          1.35%          1.33%          1.31%

Ratio of net investment loss to
  average net assets ....................        (0.46%)        (0.42%)        (0.51%)        (0.56%)        (0.61%)

Portfolio turnover rate .................           70%            83%            90%            60%            71%

(a) Total return is a measure of the change in value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Ratios were determined based on expenses prior to any reductions for distribution and service fees voluntarily waived by the Advisor and/or expense reimbursements through a directed brokerage arrangement (Notes 3 and 4).

See accompanying notes to financial statements.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007
================================================================================

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Chesapeake Core Growth Fund (the "Fund") is a diversified series of The Gardner Lewis Investment Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940.

The investment objective of the Fund is to seek capital appreciation by investing primarily in equity securities of the largest 1,000 companies, based on market capitalization, domiciled in the United States.

SECURITIES VALUATION - Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

SHARE VALUATION - The net asset value per share of the Fund is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value per share of the Fund is calculated by dividing the total value of the Fund's assets, minus liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

COMMON EXPENSES - Common expenses of the Trust are allocated among the funds within the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund, according to methods reviewed annually by the Trustees.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income, if any, and distributions arising from capital gains, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America and are recorded on the ex-dividend date. The tax character of distributions paid during the years end October 31, 2007 and 2006 was as follows:

--------------------------------------------------------------------------------
                                     ORDINARY        LONG-TERM         TOTAL
YEAR ENDED                            INCOME           GAINS       DISTRIBUTIONS
--------------------------------------------------------------------------------
October 31, 2007 ............       $       --       $3,852,191       $3,852,191
October 31, 2006 ............       $1,086,846       $8,438,533       $9,525,379
--------------------------------------------------------------------------------

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following information is computed on a tax basis for each item as of October 31, 2007:

--------------------------------------------------------------------------------
Cost of portfolio investments .........................           $ 852,769,501
                                                                  =============
Gross unrealized appreciation .........................           $ 254,729,024
Gross unrealized depreciation .........................             (24,340,324)
                                                                  -------------
Net unrealized appreciation ...........................           $ 230,388,700
Undistributed ordinary income .........................                 198,973
Undistributed long-term gains .........................              38,811,766
                                                                  -------------
Accumulated earnings ..................................           $ 269,399,439
                                                                  =============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are due to the tax deferral of losses on wash sales.

For the year ended October 31, 2007, the Fund reclassified $4,245,974 of net investment loss against undistributed net realized gains from security transactions on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

CONTINGENCIES AND COMMITMENTS - The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

2. INVESTMENT TRANSACTIONS

During the year ended October 31, 2007, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $732,474,307 and $641,249,019, respectively.

3. TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS TO THE FUND

Certain Trustees and officers of the Trust are affiliated with Gardner Lewis Asset Management, L.P. (the "Advisor"), the investment advisor to the Fund, or with Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC ("UFD"), the Fund's principal underwriter.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The Fund pays each Trustee who is not affiliated with the Advisor a fee of $10,000 each year, plus $400 per series of the Trust per meeting attended in person or $150 per series of the Trust per meeting attended by telephone.

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Trust reimburses the Advisor $60,000 annually for the services provided by the Chief Compliance Officer to the Trust. The Fund bears a proportionate share of this fee based on an allocation approved by the Trustees.

INVESTMENT ADVISORY AGREEMENT

Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Advisor has contractually agreed to limit total expenses (excluding interest, taxes, brokerage and extraordinary expenses) to not more than 1.40% of the average daily net assets of the Fund. The Fund may, at a later date, reimburse to the Advisor any management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous three fiscal years, provided that the Fund has reached sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 1.40%. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $15 million; (ii) the Fund's total annual expense ratio is less than 1.40%; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis. As of October 31, 2007, the amount of fee waivers and expense reimbursement available for recoupment by the Advisor is $208,577. As of October 31, 2007, the Advisor may recoup a portion of this amount no later than the dates as stated below:

                              October 31,          October 31,
                                 2008                 2009
                              -----------          -----------
                              $   142,417          $    66,160

During the year ended October 31, 2007, the Advisor received $39,574 in recouped fees from the Fund.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement with the Trust, effective July 27, 2007, Ultimus provides non-investment related administrative services to the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.075% of the Fund's average daily net

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

assets up to $500 million, 0.05% of such assets from $500 million to $1 billion, 0.035% of such assets from $1 billion to $2 billion and 0.03% of such assets in excess of $2 billion, subject to a minimum monthly fee of $1,500. For the year ended October 31, 2007, Ultimus was paid administration fees of $155,394 by the Fund.

Prior to July 27, 2007, administrative services were provided to the Fund by The Nottingham Company ("TNC"). For the performance of these services, the Fund paid TNC an annual fee of $12,500 plus an asset-based fee at an annual rate of 0.075% of the Fund's average daily net assets. Additionally, the Fund paid TNC an annual blue sky administration fee of $150 per state. For the year ended October 31, 2007, TNC was paid administration fees of $507,569 by the Fund.

FUND ACCOUNTING AGREEMENT

Under the terms of a Fund Accounting Agreement with the Trust, effective July 27, 2007, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund's average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays all costs of external pricing services. For the year ended October 31, 2007, Ultimus was paid fund accounting fees of $26,308 by the Fund.

Prior to July 27, 2007, fund accounting services were provided to the Fund by TNC. For the performance of these services, the Fund paid TNC a monthly fee of $2,250 per month, plus an asset-based fee at the annual rate of 0.02% of the Fund's average daily net assets up to $100 million and 0.009% on such assets over $100 million. For the year ended October 31, 2007, TNC was paid fund accounting fees of $84,629 by the Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, effective July 27, 2007, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder services functions. For these services, Ultimus receives a fee, payable monthly, at an annual rate of $18 per direct account and $15 per non-direct account, subject to a minimum fee of $1,500 per month. In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies. For the year ended October 31, 2007, Ulimus was paid transfer agent fees of $21,291 by the Fund.

Prior to July 27, 2007, transfer agent and shareholder services were provided to the Fund by North Carolina Shareholder Services, LLC ("NCSS"). For the performance of these services, the Fund paid NCSS a monthly fee at an annual rate of $15 per shareholder per year, subject to a minimum fee of $1,500 per month. For the year ended October 31, 2007, NCSS was paid transfer agent fees of $51,166 by the Fund.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

DISTRIBUTION AND SERVICE FEES

The  Trust  has  adopted  a  distribution  plan  pursuant  to Rule  12b-1 of the
Investment Company Act of 1940 (the "Rule 12b-1 Plan"), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund's average daily net assets. For the year ended October 31, 2007, the Fund incurred $2,286,959 in distribution and service fees under the Plan. For the year ended October 31, 2007, the Advisor has voluntarily waived $245,391 of these fees. There is no assurance that this voluntary waiver will continue in the future.

DISTRIBUTION AGREEMENT

Under the terms of a Distribution Agreement with the Trust effective July 27, 2007, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. UFD receives no compensation from the Fund for acting as principal underwriter.

Prior to July 27, 2007, Capital Investment Group, Inc. ("CIG") served as the Fund's principal underwriter. CIG received annual compensation of $5,000 for such services.

SUB-TRANSFER AGENT FEES

The Trust is a party to agreements with various financial intermediaries. Pursuant to the terms of these agreements, shares of the Fund are available for purchase and redemption by customers through participation in their financial platforms. Under the terms of the agreements, certain services are performed related to distribution of the Fund's shares and certain non-distribution and administrative services for the Fund in exchange for payment of fees. The financial intermediaries provide shareholder administrative services with respect to each of its account holders holding Fund shares. The Fund may also pay a portion of these fees allocable to distribution services pursuant to the Rule 12b-1 Plan.

4.  DIRECTED BROKERAGE ARRANGEMENTS

The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2007, the Fund's expenses were reduced by $265,515 under these arrangements.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5. ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement period. As a result, the Fund will adopt FIN 48 with its Semi-Annual Report on April 30, 2008. Management is in the process of determining the impact of the adoption of FIN 48.

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE CHESAPEAKE CORE GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Board of Trustees of
Gardner Lewis Investment Trust
and Shareholders of The Chesapeake Core Growth Fund

We have audited the accompanying statement of assets and liabilities of The Chesapeake Core Growth Fund, a series of shares of beneficial interest of Gardner Lewis Investment Trust, including the schedule of investments, as of October 31, 2007, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years ended October 31, 2005 were audited by other auditors whose report dated December 14, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The
Chesapeake Core Growth Fund as of October 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the years in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                         /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                         BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
December 26, 2007

THE CHESAPEAKE CORE GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (May 1, 2007) and held until the end of the period (October 31, 2007).

The table that follows illustrate the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE CHESAPEAKE CORE GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.


--------------------------------------------------------------------------------
                                     Beginning        Ending
                                   Account Value   Account Value  Expenses Paid
                                    May 1, 2007    Oct. 31, 2007  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00       $1,102.20        $7.10
Based on Hypothetical 5% Return
   (before expenses)                 $1,000.00       $1,018.45        $6.82
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.34% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


OTHER INFORMATION (UNAUDITED)
================================================================================

The Trust files a complete listing of portfolio holdings with the Securities and Exchange Commission ("SEC") as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-800-430-3863. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-430-3863, or on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-430-3863, or on the SEC's website at http://www.sec.gov.

THE CHESAPEAKE CORE GROWTH FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
================================================================================

The Board of Trustees has overall responsibility for management of the Trust's affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                                NUMBER OF
                                                                                PORTFOLIOS
                                                             PRINCIPAL           IN FUND
                                 POSITION(S)  LENGTH       OCCUPATION(S)         COMPLEX
                                  HELD WITH   OF TIME       DURING PAST          OVERSEEN            OTHER DIRECTORSHIPS
NAME, AGE, AND ADDRESS           FUND/TRUST   SERVED          5 YEARS           BY TRUSTEE             HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Jack E. Brinson (age 74)         Trustee      Since     Retired; Previously,        3         Mr. Brinson serves as an Independent
285 Wilmington-West Chester Pike              8/92      President of Brinson                  Trustee of the following:
Chadds Ford, Pennsylvania 19317                         Investment Co.                        The Nottingham Investment Trust II for
                                                        (personal investments)                the six series of that trust; New
                                                        and President of                      Providence Investment (auto
                                                        Brinson Chevrolet, Inc.               dealership). Trust for the one series
                                                                                              of that trust; Hillman Capital
                                                                                              Management Investment Trust for the
                                                                                              two series of that trust; and Tilson
                                                                                              Investment Trust for the two series of
                                                                                              that trust (all registered investment
                                                                                              companies).
------------------------------------------------------------------------------------------------------------------------------------
Theo H. Pitt, Jr. (age 70)       Trustee      Since     Senior Partner of           3         Mr. Pitt serves as an Independent
285 Wilmington-West Chester Pike              4/02      Community Financial                   Trustee of the following:
Chadds Ford, Pennsylvania 19317                         Institutions Consulting;              Hillman Capital Management Investment
                                                        Account Administrator                 for the two series of that
                                                        of Holden Wealth                      Trust; and Tilson Investment Trust for
                                                        Management Group of                   the two series of that trust (all
                                                        Wachovia Securities                   registered investment companies).
                                                        (money management
                                                        firm) since September,
                                                        2003.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE*
------------------------------------------------------------------------------------------------------------------------------------
W. Whitfield Gardner (age 45)    Chairman     Since     Managing Partner and        3         None
285 Wilmington-West Chester Pike and Chief    6/96      Portfolio Manager of
Chadds Ford, Pennsylvania 19317  Executive              Gardner Lewis Asset
                                 Officer                Management, L.P.
                                 (Principal
                                 Executive
                                 Officer)
------------------------------------------------------------------------------------------------------------------------------------

* W. Whitfield Gardner is an Interested Trustee because he is an officer and principal owner of Gardner Lewis Asset Management, L.P., the investment advisor to the Fund.

THE CHESAPEAKE CORE GROWTH FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED) (CONTINUED)
================================================================================

                                    POSITION(S)        LENGTH
                                     HELD WITH         OF TIME              PRINCIPAL OCCUPATION(S)
NAME, AGE, AND ADDRESS              FUND/TRUST         SERVED                 DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
--------------------------------------------------------------------------------------------------------------
John L. Lewis, IV (age 44)          President          Since 12/93    Partner and Portfolio Manager of Gardner
285 Wilmington-West Chester Pike                                      Lewis Asset Management, L.P.
Chadds Ford, Pennsylvania 19317
--------------------------------------------------------------------------------------------------------------
Judy B. Werner (age 45)             Chief Compliance   Since 1/05     Chief Compliance Officer of Gardner
285 Wilmington-West Chester Pike    Officer                           Lewis Asset Management, L.P. since
Chadds Ford, Pennsylvania 19317                                       January 2005; previously, Compliance
                                                                      Officer/Manager Client Services.
--------------------------------------------------------------------------------------------------------------
William D. Zantzinger (age 46)      Vice President     Since 12/93    Partner and Manager of Trading of
285 Wilmington-West Chester Pike                                      Gardner Lewis Asset Management L.P.
Chadds Ford, Pennsylvania 19317
--------------------------------------------------------------------------------------------------------------
Robert G. Dorsey (age 50)           Vice President     Since 7/07     Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450                                         Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                Distributors, LLC
--------------------------------------------------------------------------------------------------------------
John F. Splain, (age 51)            Secretary          Since 7/07     Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450                                         Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                Distributors, LLC
--------------------------------------------------------------------------------------------------------------
Mark J. Seger (age 45)              Treasurer          Since 7/07     Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450       and Principal                     Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246              Financial Officer                 Distributors, LLC
--------------------------------------------------------------------------------------------------------------


Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call 1-800-430-3863.


FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Fund during the year ended October 31, 2007. During the year ended October 31, 2007, the Fund paid long-term capital gains distributions of $3,852,191. As required by federal regulations, complete information was computed and reported in conjunction with your 2006 Form 1099-DIV.

THE CHESAPEAKE CORE GROWTH FUND
CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(Unaudited)
================================================================================

On October 13, 2005, Deloitte & Touche LLP ("D&T") was removed as the independent registered public accounting firm for the Trust, effective immediately upon the completion of the audit of the October 31, 2005 financial statements. D&T was previously engaged as the independent registered public accounting firm to audit the Fund's financial statements.

D&T issued reports on the Fund's financial statements as of October 31, 2004 and October 31, 2005. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

The decision to remove D&T was approved by the Trust's Audit Committee and ratified by the Board of Trustees. At no time preceding the removal of D&T were there any disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its report. At no time preceding the removal of D&T did any of the events enumerated in paragraphs (1)(v)(A) through (D) of Item 304(a) of Regulation S-K occur.

The Trust engaged Briggs, Bunting & Dougherty, LLP ("BBD") as its new independent registered public accounting firm on October 13, 2005. At no time preceding the engagement of BBD did the Fund consult BBD regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statement, or (ii) any matter that was either subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

THE CHESAPEAKE CORE GROWTH FUND
RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
================================================================================

Gardner Lewis Asset Management L.P. (the "Advisor") supervises the investments of The Chesapeake Core Growth Fund (the "Fund") pursuant to an "Investment Advisory Agreement" between the Advisor and the Gardner Lewis Investment Trust (the "Trust"). At the quarterly meeting of the Board of Trustees of the Trust that was held on October 30, 2007, the Trustees unanimously approved the renewal of the Investment Advisory Agreement for another one year term. In considering whether to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (1) the nature, extent, and quality of the services provided by the Advisor; (2) the investment performance of the Fund; (3) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors; (5) the Advisor's practices regarding brokerage and portfolio transactions; and (6) the Advisor's practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation: (1) the Investment Advisory Agreement for the Fund; (2) documents from the Advisor containing information about the Advisor, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (3) comparative expense and performance information for other mutual funds with strategies similar to the Fund; and (4) a memorandum from the Trust's outside legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board of Trustees in order to make an informed decision.

1. NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISOR

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation: the quality of its investment advisory services since the Fund's inception (including research and recommendations with respect to portfolio securities); its process for formulating investment recommendations and assuring compliance with the Fund's investment objectives and limitations; its coordination of services for the Fund among the Fund's service providers; and its efforts to promote the Fund and grow the Fund's assets. The Trustees also evaluated the Advisor's personnel, including the education and experience of the Advisor's personnel. The Trustees noted

THE CHESAPEAKE CORE GROWTH FUND
RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
================================================================================

that several of the officers of the Trust, including the principal executive officer and president for the Trust were employees of the Advisor and served the Trust without additional compensation. After reviewing the foregoing information, the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISOR

In considering the investment performance of the Fund and the Advisor, the Trustees compared the short and long-term performance of the Fund with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data (e.g., Morningstar peer group data). The Trustees also considered the consistency of the Advisor's management of the Fund with its investment objective and policies. The Trustees noted the Fund's performance, on a short and long-term basis, was above some funds and below others; however, the Trustees noted that the Fund's performance was generally comparable to its peer category on a short-term basis and generally above its peer category on a 5-year basis. After reviewing and discussing the short and long-term investment performance of the Fund, the Advisor's experience managing the Fund and other advisory accounts, the Advisor's historical investment performance, and other factors, the Board of Trustees concluded, in light of the foregoing factors, that the investment performance of the Fund and the Advisor was satisfactory.

3. COSTS OF THE  SERVICES  TO BE  PROVIDED  AND  PROFITS TO BE  REALIZED  BY THE
   ADVISOR

In considering the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund, the Trustees considered: (1) the Advisor's financial condition and the level of commitment to the Fund and the Advisor by the principals of the Advisor; (2) the asset level of the Fund; (3) the overall expenses of the Fund; and (4) the nature and frequency of advisory fee payments. The Trustees also considered: the Advisor's staffing, personnel, and methods of operating; the education and experience of the Advisor's personnel, and the Advisor's compliance policies and procedures. The Trustees reviewed and discussed a balance sheet for the Advisor, the financial stability of the firm and information provided by the Advisor regarding its profits associated with managing the Fund. The Trustees noted that the Fund utilizes brokerage commission recapture programs to help offset Fund expenses. The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor's name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from certain of the Fund's trades that may benefit the Advisor's other clients as well. The Trustees then

THE CHESAPEAKE CORE GROWTH FUND
RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
================================================================================

compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management. The Trustees noted that the management fee of the Fund in comparison to the management fees of comparable funds in the Morningstar peer group category was among the highest in its category. After discussions with the Advisor on this point, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

4. ECONOMIES OF SCALE

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors, the Trustees determined that while the management fee for the Fund would remain the same at all asset levels, the Fund's shareholders would benefit from economies of scale under the Fund's agreements with service providers other than the Advisor. The Trustees also noted that, due to its size, the Fund's shareholders would likely continue to experience benefits from an expense limitation arrangement that is in place between the Advisor and the Fund. Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund's fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

5. ADVISOR'S PRACTICES REGARDING BROKERAGE AND PORTFOLIO TRANSACTIONS

In considering the Advisor's practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor's practice for seeking best execution for the Fund's portfolio transactions. The Trustees also considered the portfolio turnover rate for the Fund and they discussed with the Advisor the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services, which included a discussion of whether the higher rates are reasonable in relation to the value of the services provided. The Trustees considered the process by which evaluations are made of the overall reasonableness of commissions paid and the method and basis for selecting and evaluating the broker-dealers used by the Advisor. The Trustees noted that in selecting broker-dealers to execute portfolio transactions, the Advisor considers a variety of factors including, among others: order flow, liquidity of the security traded, ability of a broker-dealer to maintain the confidentiality of trading intentions, ability of a broker-dealer to place trades in difficult market environments, research services provided, execution facilitation services provided, timeliness of

THE CHESAPEAKE CORE GROWTH FUND
RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
================================================================================

execution, timeliness and accuracy of trade confirmations, willingness to commit capital, allocation of limited investment opportunities, client direction, record keeping services provided, frequency and correction of trading errors, ability to access a variety of market venues, expertise as it relates to specific securities, intermediary compensation (commissions and spreads), financial condition, and business reputation. The Trustees also considered the extent to which the foregoing services benefit other accounts, if any, advised by the Advisor; the extent to which such services enable the Advisor to avoid expenses that it otherwise would be required to bear under the Investment
Advisory Agreement with the Fund; the alternatives to "paying up for research" (e.g., paying for research with cash, enlarging the investment staff, etc.); and the opportunities for the Advisor to recapture brokerage or related fees (e.g., as to equity funds, tender offer fees, underwriting fees, etc.) and credit it against the fees of the Fund. Finally, the Trustees reviewed with the Advisor the process for aggregating or "blocking" trades for client accounts, including the Fund. After further review and discussion, the Board of Trustees determined that the Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

6. ADVISOR'S PRACTICES REGARDING POSSIBLE CONFLICTS OF INTEREST

In considering the Advisor's practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the Fund and/or the Advisor's other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor's code of ethics. Following further consideration and discussion, the Board of Trustees indicated that the Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the renewal of the Investment Advisory Agreement for the Fund.

THE CHESAPEAKE CORE GROWTH FUND
IS A SERIES OF
GARDNER LEWIS INVESTMENT TRUST




FOR SHAREHOLDER SERVICE INQUIRIES:      FOR INVESTMENT ADVISOR INQUIRIES:

The Chesapeake Core Growth Fund         Gardner Lewis Asset Management
c/o Ultimus Fund Solutions, LLC         285 Wilmington-West Chester Pike
P.O. Box 46707                          Chadds Ford, Pennsylvania 19317
Cincinnati, Ohio 45246-0707

TOLL-FREE TELEPHONE:                    TOLL-FREE TELEPHONE:

1-800-430-3863                          1-800-430-3863

                                        WORLD WIDE WEB @:

                                        www.chesapeakefunds.com

--------------------------------------------------------------------------------


                           THE CHESAPEAKE GROWTH FUND







                                  ANNUAL REPORT
                                October 31, 2007







           INVESTMENT ADVISOR                           ADMINISTRATOR
           ------------------                           -------------
  GARDNER LEWIS ASSET MANAGEMENT, L.P.           ULTIMUS FUND SOLUTIONS, LLC
    285 Wilmington-West Chester Pike                   P.O. Box 46707
    Chadds Ford, Pennsylvania 19317              Cincinnati, Ohio 45246-0707
                                                       1-800-430-3863


--------------------------------------------------------------------------------

THE CHESAPEAKE GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

                                                               December 10, 2007

2007 FISCAL YEAR COMMENTARY

November 1, 2006 to October 31, 2007

MARKET ENVIRONMENT. When the fiscal year began in November 2006, investors had already begun to expect a slowdown in the economy's growth rate. Debate centered on whether the slowdown would be meaningful or mild. The most optimistic outlooks depended on strong global growth to support the U.S. economy; while the most dire outlooks saw a consumer-led recession, triggered by the housing downturn and rippling through other parts of the world.

The stock market continued to advance through the end of calendar year 2006 and into the first months of 2007, though, reflecting the potential of a mild economic slowdown in conjunction with the anticipation of lower interest rates, which is generally considered a benign environment for stocks. Despite problems in the housing market and concerns about an overextended consumer, the economy seemed on track for investors' beloved "soft landing" scenario.

The first bump came at the end of February when turmoil in Asian markets and the early signs of subprime trouble highlighted vulnerability in the U.S. and global economies. But nervousness proved temporary, and by mid-April, world markets had recouped their losses and advanced to new highs. After peaking in early July, markets started a more substantial pullback as subprime problems spread to other parts of the credit market, and investors saw the extent to which credit instruments had been misused.

The market began to rebound again in late-August as investors digested the first concrete data about credit-related problems, which were deemed manageable for most companies. The market continued to rally through the end of the fiscal year (October 31), and made an all-time high in October, though it pulled back after the fiscal year closed. Investor debate ended the fiscal year much as it began, centered on the question of how significantly the U.S. economy will slow and how much the slowdown will affect global economic growth.

PORTFOLIO REVIEW. The following table breaks out the Fund's holdings by economic sector and compares 2006 and 2007 fiscal year-end holdings.(1)



----------------------------
1  For  sector   classifications,   the  Standard  &  Poor's   Global   Industry
Classification Standard (GICS) is used. Totals may not sum to 100% due to rounding.

      -------------------------------------------------------------------
                    Economic
                     Sector                     10/31/2006    10/31/2007
      -------------------------------------------------------------------
      Consumer Discretionary                           20%           18%
      Consumer Staples                                  4%            2%
      Energy                                            0%            4%
      Financials                                        8%           11%
      Health Care                                      24%           14%
      Industrials                                       4%           12%
      Information Technology                           30%           27%
      Materials                                         6%            8%
      Telecommunications Services                       0%            3%
      Utilities                                         2%            3%
      Cash                                              2%            0%
      -------------------------------------------------------------------

The most significant shifts in sector exposures during the fiscal year were decreases in exposure to Health Care and Information Technology, with that capital being mostly re-deployed in Industrials and Energy.

During the Fund's fiscal year, all sectors contributed positively to portfolio profits, with Industrials and Information Technology providing the largest contributions to portfolio profits. Information Technology was the Fund's largest sector exposure, and returns of 40% within that sector drove a profit contribution to the portfolio of more than 12%. As highlighted in the table, exposure to Industrials, Utilities, and Energy was significantly lower than that to Information Technology, but aggregate returns of approximately 159%, 117%, and 67%, respectively, within those sectors allowed them to contribute meaningfully to overall portfolio profits. Consumer Discretionary posted the most muted performance, with returns of 12% within that sector.

The Fund's most important individual contributors to profits this fiscal year included McDermott International (energy services), MEMC Electronic Materials
(semiconductors), Wynn Resorts (casino hotels), Monsanto (agricultural products), and Reliant Energy (electric utilities). Notable detractors included Circuit City (consumer electronics), RAIT Financial Trust (property management), CB Richard Ellis (commercial real estate), Aventine Renewable Energy (alternative energy), and J.C. Penney (department stores).

The Fund's total return of 35.69% (Institutional Class Shares) this fiscal year compares to 9.27% for the Russell 2000(R) Index (of smaller capitalization companies) and 14.56% for the S&P 500(R) Total Return Index (of larger capitalization companies).

PLEASE REFER TO THE SCHEDULE OF INVESTMENTS SECTION OF THE ANNUAL REPORT FOR A COMPLETE LISTING OF FUND HOLDINGS AND THE AMOUNT EACH REPRESENTS OF THE PORTFOLIO.

OUTLOOK. At this time last year, the consensus expectation seemed to be that consumer spending would weaken after several years of a housing led boom. It was believed that the combination of higher interest rates, higher fuel prices, and mortgage resets would surely tow the U.S. consumer under water, while corporate profits might be more resilient due to strong global growth trends.

It is probably fair to say that the economic slowdown transpired to the degree expected, but the drivers have been slightly different than expected. Concerns about mortgage underwriting and the housing market were widespread last year, but few predicted the degree of credit contagion that occurred. And while the consumer has slowed, the slowdown has been muted even though the housing and fuel situations unfolded to the lower end of expectations. At the same time, corporate profits have held up reasonably well in the aggregate, but have been more inconsistent from company to company, and are now threatened by a credit crunch that was not fully anticipated. We have long maintained that the economy is not homogenous, as some parts of the economy will do better than others and some companies will thrive while their peers struggle. This can make for alarming headlines at a time like this, but it also creates stock picking opportunities for investors that look past the noise.

We still believe that the global economy is on solid footing, and that the benefits of globalization will more than offset the current credit crunch. The Fed has moved into recession prevention mode, and central banks around the world will likely follow suit as U.S. interest rates move lower. This is not a bad environment for stocks, but it is an environment where stock picking has to be more select.

Many U.S. companies continue to benefit tremendously from global trade, particularly at today's currency levels. And while other economies are not immune from a slowdown in the U.S., we do believe that developing economies have reached a critical mass, and global growth is driving U.S. growth as much as U.S. growth used to drive global growth.

We believe that, in general, growth-oriented stocks offer a more compelling investment opportunity than value-oriented stocks, and we think the shift in investor preference back toward growth is just beginning, which should benefit the Fund's portfolio considerably.

Sincerely,


/s/ W. Whitfield Gardner                    /s/ John L. Lewis IV

W. Whitfield Gardner                        John L. Lewis IV

The views in the foregoing discussion were those of the Fund's investment advisor as of the date set forth above and may not reflect its views on the date this Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

THE PERFORMANCE INFORMATION QUOTED ABOVE REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH END, MAY BE OBTAINED BY CALLING 1-800-430-3863. FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAVE POSITIVELY IMPACTED FUND PERFORMANCE. AN INVESTOR SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION. FOR INFORMATION ON THE FUND'S EXPENSE RATIO, PLEASE SEE THE FINANCIAL HIGHLIGHTS TABLE FOUND WITHIN THIS REPORT.

                THE CHESAPEAKE GROWTH FUND - INSTITUTIONAL SHARES

                     Comparison of the Change in Value of a
                  $10,000 Investment in The Chesapeake Growth
                 Fund - Institutional Shares(a), the S&P 500(R)
               Total Return Index* and the Russell 2000(R) Index*

                              [LINE GRAPH OMITTED]

      THE CHESAPEAKE GROWTH FUND                   S&P 500(R) TOTAL
        - INSTITUTIONAL SHARES                       RETURN INDEX                   RUSSELL 2000(R) INDEX
      --------------------------                   ----------------                 ---------------------
       Date                Value               Date             Value                Date              Value
       ----                -----               ----             -----                ----              -----
     10/31/1997         $  10,000            10/31/97        $  10,000            10/31/1997        $  10,000
     10/31/1998             8,715            10/31/98           12,199            10/31/1998            8,816
     10/31/1999            11,858            10/31/99           15,331            10/31/1999           10,127
     10/31/2000            18,733            10/31/00           16,264            10/31/2000           11,889
     10/31/2001            10,186            10/31/01           12,214            10/31/2001           10,379
     10/31/2002             7,809            10/31/02           10,369            10/31/2002            9,179
     10/31/2003            10,662            10/31/03           12,526            10/31/2003           13,159
     10/31/2004            10,905            10/31/04           13,706            10/31/2004           14,702
     10/31/2005            12,511            10/31/05           14,901            10/31/2005           16,479
     10/31/2006            13,293            10/31/06           17,336            10/31/2006           19,771
     10/31/2007            18,038            10/31/07           19,860            10/31/2007           21,604

--------------------------------------------------------------------------------
                           THE CHESAPEAKE GROWTH FUND
                        AVERAGE ANNUAL TOTAL RETURNS (b)
                      (for periods ended October 31, 2007)

                                        1 Year        5 Years    10 Years
                                        ------        -------    --------
        Institutional Shares            35.69%         18.23%      6.08%
        Class A Investor Shares         31.21%         17.18%      5.36%
--------------------------------------------------------------------------------

* The indices shown are unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

(a) The line graph above represents performance of Institutional Class Shares only, which will vary from the performance of Class A Investor Shares based on the difference in loads and fees paid by shareholders in the different classes.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or distributions, if any, are reinvested in shares of the Fund. The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

           THE CHESAPEAKE GROWTH FUND VS S&P 500(R) TOTAL RETURN INDEX
                             SECTOR DIVERSIFICATION
                       AS OF OCTOBER 31, 2007 (UNAUDITED)

                               [BAR CHART OMITTED]

                                      The Chesapeake Growth Fund        S&P 500(R) Total Return Index
Consumer Discretionary                          17.8%                               9.0%
Consumer Staples                                 1.8%                               9.5%
Energy                                           4.1%                              11.7%
Financials                                      10.6%                              19.3%
Health Care                                     13.6%                              11.7%
Industrials                                     12.4%                              11.4%
Information Technology                          27.0%                              17.0%
Materials                                        7.6%                               3.3%
Telecommunications Services                      2.6%                               3.6%
Utilities                                        2.5%                               3.4%

                                 TOP 10 HOLDINGS
                          OCTOBER 31, 2007 (UNAUDITED)

                 SECURITY DESCRIPTION                    % OF NET ASSETS
       ----------------------------------------          ---------------
       McDermott International, Inc.                           4.4%
       Google, Inc.                                            4.2%
       Monsanto Co.                                            4.1%
       MEMC Electronic Materials, Inc.                         4.0%
       Wynn Resorts Ltd.                                       4.0%
       Humana, Inc.                                            3.6%
       Activision, Inc.                                        2.8%
       Corning, Inc.                                           2.6%
       Weatherford International Ltd.                          2.6%
       Northern Trust Corp.                                    2.6%

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007
================================================================================
  SHARES      COMMON STOCKS - 100.1%                                  VALUE
--------------------------------------------------------------------------------
              APPAREL - 1.3%
   4,295      Coach, Inc. *                                         $   157,025
                                                                    -----------

              BANKS - 2.6%
   4,100      Northern Trust Corp.                                      308,361
                                                                    -----------

              CHEMICALS - 4.1%
   4,965      Monsanto Co.                                              484,733
                                                                    -----------

              COMPUTERS - 5.9%
   2,800      MICROS Systems, Inc. *                                    201,096
   4,900      NCR Corp. *                                               135,191
   8,000      Seagate Technology                                        222,720
   4,900      Teradata Corp. *                                          139,797
                                                                    -----------
                                                                        698,804
                                                                    -----------
              DISTRIBUTION/WHOLESALE - 1.8%
   9,800      Ingram Micro, Inc. - Class A *                            208,152
                                                                    -----------

              DIVERSIFIED FINANCIAL SERVICES - 2.4%
     420      CME Group, Inc.                                           279,825
                                                                    -----------

              ELECTRIC - 2.5%
  10,800      Reliant Energy, Inc. *                                    297,216
                                                                    -----------

              ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
   2,000      Energizer Holdings, Inc. *                                208,600
                                                                    -----------

              ENGINEERING & CONSTRUCTION - 6.9%
   2,000      Foster Wheeler Ltd. *                                     296,500
   8,500      McDermott International, Inc. *                           519,010
                                                                    -----------
                                                                        815,510
                                                                    -----------
              ENTERTAINMENT - 3.7%
   6,900      Dreamworks Animation SKG, Inc. *                          224,664
   5,800      Scientific Games Corp. - Class A *                        209,670
                                                                    -----------
                                                                        434,334
                                                                    -----------
              HEALTH CARE - PRODUCTS - 3.3%
   1,600      Alcon, Inc.                                               243,536
  10,450      Boston Scientific Corp. *                                 144,941
                                                                    -----------
                                                                        388,477
                                                                    -----------
              HEALTH CARE - SERVICES - 4.6%
   2,200      Health Net, Inc. *                                        117,942
   5,700      Humana, Inc. *                                            427,215
                                                                    -----------
                                                                        545,157
                                                                    -----------

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES      COMMON STOCKS - 100.1% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

              INSURANCE - 4.4%
   5,565      CIGNA Corp.                                           $   292,107
   5,200      Hilb Rogal & Hobbs Co.                                    229,164
                                                                    -----------
                                                                        521,271
                                                                    -----------
              INTERNET - 5.9%
     705      Google, Inc. *                                            498,435
  14,390      HLTH Corp. *                                              203,043
                                                                    -----------
                                                                        701,478
                                                                    -----------
              INVESTMENT COMPANIES - 2.5%
   6,700      American Capital Strategies Ltd.                          290,847
                                                                    -----------

              LODGING - 5.8%
   3,800      Starwood Hotels & Resorts Worldwide, Inc.                 216,068
   2,920      Wynn Resorts Ltd. *                                       471,376
                                                                    -----------
                                                                        687,444
                                                                    -----------
              MACHINERY - DIVERSIFIED - 1.8%
   1,800      Cummins, Inc.                                             215,928
                                                                    -----------

              MEDIA - 3.5%
   8,900      DirecTV Group, Inc. *                                     235,672
   7,000      Grupo Televisa S.A. - ADR                                 173,950
                                                                    -----------
                                                                        409,622
                                                                    -----------
              METAL FABRICATE/HARDWARE - 1.5%
   1,200      Precision Castparts Corp.                                 179,772
                                                                    -----------

              MISCELLANEOUS MANUFACTURING - 2.2%
   3,800      Textron, Inc.                                             262,998
                                                                    -----------

              OIL & GAS SERVICES - 4.1%
   2,400      National Oilwell Varco, Inc. *                            175,776
   4,755      Weatherford International Ltd. *                          308,647
                                                                    -----------
                                                                        484,423
                                                                    -----------
              PACKAGING & CONTAINERS - 3.5%
   9,000      Crown Holdings, Inc. *                                    223,200
   7,000      Pactiv Corp. *                                            192,290
                                                                    -----------
                                                                        415,490
                                                                    -----------
              PHARMACEUTICALS - 1.5%
   9,000      Biovail Corp.                                             180,090
                                                                    -----------

              REAL ESTATE - 1.2%
   6,000      CB Richard Ellis Group, Inc. *                            146,280
                                                                    -----------

              RETAIL - 3.6%
   5,565      Best Buy Co., Inc.                                        270,014
   2,700      J.C. Penney Co., Inc.                                     151,848
                                                                    -----------
                                                                        421,862
                                                                    -----------

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES      COMMON STOCKS - 100.1% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

              SEMICONDUCTORS - 5.7%
   6,150      Broadcom Corp. - Class A *                            $   200,182
   6,470      MEMC Electronic Materials, Inc. *                         473,733
                                                                    -----------
                                                                        673,915
                                                                    -----------
              SOFTWARE - 4.8%
  13,800      Activision, Inc. *                                        326,370
   7,200      BMC Software, Inc. *                                      243,648
                                                                    -----------
                                                                        570,018
                                                                    -----------
              TELECOMMUNICATIONS - 7.2%
   3,200      Anixter International, Inc. *                             229,920
  12,900      Corning, Inc.                                             313,083
   2,600      Millicom International Cellular S.A. *                    305,448
                                                                    -----------
                                                                        848,451
                                                                    -----------

              TOTAL COMMON STOCKS (Cost $8,300,896)                 $11,836,083
                                                                    -----------

================================================================================
  SHARES      MONEY MARKET FUNDS - 0.1%                                VALUE
--------------------------------------------------------------------------------

  15,065      Evergreen Institutional Money Market -
                 Class I, 5.04%(a) (Cost $15,065)                   $    15,065
                                                                    -----------

              TOTAL INVESTMENT SECURITIES AT VALUE - 100.2%
                (Cost $8,315,961)                                   $11,851,148

              LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)            (29,079)
                                                                    -----------

              NET ASSETS - 100.0%                                   $11,822,069
                                                                    ===========

* Non-income producing security.

ADR - American Depositary Receipt

(a) The rate shown is the effective dividend rate at October 31, 2007.

See accompanying notes to financial statements.

THE CHESAPEAKE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2007
========================================================================================
ASSETS
Investments in securities:
      At acquisition cost                                                   $  8,315,961
                                                                            ============
      At value (Note 1)                                                     $ 11,851,148
Cash                                                                              11,341
Receivable for investment securities sold                                        204,016
Dividends receivable                                                               1,768
Other assets                                                                       2,762
                                                                            ------------
      TOTAL ASSETS                                                            12,071,035
                                                                            ------------

LIABILITIES
Payable for investment securities purchased                                      205,892
Payable to Advisor (Note 3)                                                       13,390
Accrued compliance fees (Note 3)                                                     600
Payable to Administrator (Note 3)                                                  6,410
Accrued distribution and service plan fees (Note 3)                                3,814
Other accrued expenses                                                            18,860
                                                                            ------------
      TOTAL LIABILITIES                                                          248,966
                                                                            ------------

NET ASSETS                                                                  $ 11,822,069
                                                                            ============

NET ASSETS CONSIST OF:
Paid-in capital                                                             $ 71,733,594
Accumulated net realized losses from security transactions                   (63,446,712)
Net unrealized appreciation on investments                                     3,535,187
                                                                            ------------
NET ASSETS                                                                  $ 11,822,069
                                                                            ============

PRICING OF INSTITUTIONAL CLASS SHARES
Net assets applicable to Institutional Class shares                         $  6,542,439
                                                                            ============
Shares of beneficial interest outstanding (unlimited
      number of shares authorized, no par value)                                 383,208
                                                                            ============
Net asset value, offering price and redemption price per share (Note 1)     $      17.07
                                                                            ============

PRICING OF CLASS A INVESTOR SHARES
Net assets applicable to Class A Investor shares                            $  5,279,630
                                                                            ============
Shares of beneficial interest outstanding (unlimited
      number of shares authorized, no par value)                                 328,746
                                                                            ============
Net asset value and redemption price per share (Note 1)                     $      16.06
                                                                            ============
Maximum offering price per share (Note 1)                                   $      16.56
                                                                            ============

See accompanying notes to financial statements.

THE CHESAPEAKE GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2007
============================================================================================
INVESTMENT INCOME
      Dividends (Net of foreign tax of $3,878)                                   $    96,805
                                                                                 -----------

EXPENSES
      Investment advisory fees (Note 3)                                              109,153
      Fund accounting fees (Note 3)                                                   50,060
      Administration fees (Note 3)                                                    35,676
      Professional fees                                                               35,200
      Registration fees                                                               28,028
      Transfer agent fees (Note 3)                                                    25,000
      Distribution and service plan fees - Class A Investor shares (Note 3)           11,822
      Custodian fees                                                                   9,337
      Compliance service fees (Note 3)                                                 8,292
      Trustees' fees and expenses                                                      7,658
      Postage and supplies                                                             5,915
      Pricing fees                                                                     3,444
      Insurance expense                                                                1,964
      Other expenses                                                                   3,668
                                                                                 -----------
           TOTAL EXPENSES                                                            335,217
      Fees paid indirectly through a directed brokerage arrangement (Note 4)          (6,441)
                                                                                 -----------
           NET EXPENSES                                                              328,776
                                                                                 -----------

NET INVESTMENT LOSS                                                                 (231,971)
                                                                                 -----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
      Net realized gains from security transactions                                2,287,400
      Net change in unrealized appreciation/depreciation on investments            1,270,998
                                                                                 -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                   3,558,398
                                                                                 -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                       $ 3,326,427
                                                                                 ===========

See accompanying notes to financial statements.

THE CHESAPEAKE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
========================================================================================================================
                                                                                               YEAR             YEAR
                                                                                               ENDED            ENDED
                                                                                           OCTOBER 31,       OCTOBER 31,
                                                                                               2007             2006
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
      Net investment loss                                                                 $   (231,971)     $   (286,610)
      Net realized gains from security transactions                                          2,287,400         3,273,333
      Net change in unrealized appreciation/depreciation
        on investments                                                                       1,270,998        (1,513,919)
                                                                                          ------------      ------------
Net increase in net assets from operations                                                   3,326,427         1,472,804
                                                                                          ------------      ------------

FROM CAPITAL SHARE TRANSACTIONS
INSTITUTIONAL CLASS SHARES
      Proceeds from shares sold                                                                117,749           538,456
      Payments for shares redeemed                                                          (4,767,077)       (9,419,401)
                                                                                          ------------      ------------
Net decrease in net assets from Institutional Class Shares capital share transactions       (4,649,328)       (8,880,945)
                                                                                          ------------      ------------

CLASS A INVESTOR SHARES
      Proceeds from shares sold                                                                 67,663           109,277
      Payments for shares redeemed                                                            (433,203)       (1,201,155)
                                                                                          ------------      ------------
Net decrease in net assets from Class A Investor Shares capital share transactions            (365,540)       (1,091,878)
                                                                                          ------------      ------------

TOTAL DECREASE IN NET ASSETS                                                                (1,688,441)       (8,500,019)

NET ASSETS
      Beginning of year                                                                     13,510,510        22,010,529
                                                                                          ------------      ------------
      End of year                                                                         $ 11,822,069      $ 13,510,510
                                                                                          ============      ============


UNDISTRIBUTED NET INVESTMENT INCOME                                                       $         --      $         --
                                                                                          ============      ============

SUMMARY OF CAPITAL SHARE ACTIVITY
INSTITUTIONAL CLASS SHARES
      Shares sold                                                                                8,314            43,049
      Shares redeemed                                                                         (364,044)         (740,616)
                                                                                          ------------      ------------
      Net decrease in shares outstanding                                                      (355,730)         (697,567)
      Shares outstanding, beginning of year                                                    738,938         1,436,505
                                                                                          ------------      ------------
      Shares outstanding, end of year                                                          383,208           738,938
                                                                                          ============      ============

CLASS A INVESTOR SHARES
      Shares sold                                                                                5,008             7,456
      Shares redeemed                                                                          (31,360)         (101,009)
                                                                                          ------------      ------------
      Net decrease in shares outstanding                                                       (26,352)          (93,553)
      Shares outstanding, beginning of year                                                    355,098           448,651
                                                                                          ------------      ------------
      Shares outstanding, end of year                                                          328,746           355,098
                                                                                          ============      ============

See accompanying notes to financial statements.

THE CHESAPEAKE GROWTH FUND - INSTITUTIONAL CLASS SHARES
FINANCIAL HIGHLIGHTS
==================================================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR:
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEARS ENDED OCTOBER 31,
                                                          ------------------------------------------------------------------------
                                                              2007          2006           2005           2004           2003
----------------------------------------------------------------------------------------------------------------------------------
   Net asset value at beginning of year                   $    12.58     $    11.84     $    10.33     $    10.09     $     7.39
                                                          ----------     ----------     ----------     ----------     ----------

   Income (loss) from investment operations:
          Net investment loss                                  (0.31)         (0.27)         (0.16)         (0.14)         (0.10)
          Net realized and unrealized gains on investments      4.80           1.01           1.67           0.38           2.80
                                                          ----------     ----------     ----------     ----------     ----------
   Total from investment operations                             4.49           0.74           1.51           0.24           2.70
                                                          ----------     ----------     ----------     ----------     ----------

   Net asset value at end of year                         $    17.07     $    12.58     $    11.84     $    10.33     $    10.09
                                                          ==========     ==========     ==========     ==========     ==========

   Total return (a)                                            35.69%          6.25%         14.62%          2.28%         36.54%
                                                          ==========     ==========     ==========     ==========     ==========

   Net assets at end of year (000's)                      $    6,542     $    9,297     $   17,012     $   21,282     $   29,451
                                                          ==========     ==========     ==========     ==========     ==========

   Ratio of gross expenses to average net assets (b)            2.97%          2.11%          1.97%          1.77%          1.35%

   Ratio of net expenses to average net assets                  2.91%          2.05%          1.94%          1.70%          1.25%

   Ratio of net investment loss to average net assets          (2.02%)        (1.46%)        (1.22%)        (1.28%)        (0.86%)

   Portfolio turnover rate                                        73%            71%            78%            78%            86%
----------------------------------------------------------------------------------------------------------------------------------

(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions, if any, are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(b)   Ratios were  determined  based on  expenses  prior to any  reductions  for
      advisory  fees   voluntarily   waived  by  the  Adviser   and/or   expense
      reimbursements through a directed brokerage arrangement (Notes 3 and 4).

See accompanying notes to financial statements.

THE CHESAPEAKE GROWTH FUND - CLASS A INVESTOR SHARES
FINANCIAL HIGHLIGHTS
================================================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                   YEARS ENDED OCTOBER 31,
                                                             -------------------------------------------------------------------
                                                                2007          2006          2005          2004          2003
--------------------------------------------------------------------------------------------------------------------------------
   Net asset value at beginning of year                      $   11.87     $   11.14     $    9.75     $    9.54     $    7.05
                                                             ---------     ---------     ---------     ---------     ---------

   Income (loss) from investment operations:
          Net investment loss                                    (0.35)        (0.24)        (0.19)        (0.17)        (0.16)
          Net realized and unrealized gains on investments        4.54          0.97          1.58          0.38          2.65
                                                             ---------     ---------     ---------     ---------     ---------
   Total from investment operations                               4.19          0.73          1.39          0.21          2.49
                                                             ---------     ---------     ---------     ---------     ---------

   Net asset value at end of year                            $   16.06     $   11.87     $   11.14     $    9.75     $    9.54
                                                             =========     =========     =========     =========     =========

   Total return (a)                                              35.30%         6.55%        14.26%         1.99%        35.32%
                                                             =========     =========     =========     =========     =========

   Net assets at end of year (000's)                         $   5,280     $   4,213     $   4,999     $   6,778     $   8,587
                                                             =========     =========     =========     =========     =========

   Ratio of gross expenses to average net assets (b)              3.21%         2.39%         2.22%         2.02%         2.25%

   Ratio of net expenses to average net assets                    3.15%         2.30%         2.19%         1.95%         2.16%

   Ratio of net investment loss to average net assets            (2.26%)       (1.71%)       (1.46%)       (1.54%)       (1.77%)

   Portfolio turnover rate                                          73%           71%           78%           78%           86%
--------------------------------------------------------------------------------------------------------------------------------

(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions, if any, are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(b)   Ratios were  determined  based on  expenses  prior to any  reductions  for
      advisory  fees   voluntarily   waived  by  the  Adviser   and/or   expense
      reimbursements through a directed brokerage arrangement (Notes 3 and 4).

See accompanying notes to financial statements.

THE CHESAPEAKE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007
--------------------------------------------------------------------------------

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Chesapeake Growth Fund (the "Fund") is a diversified series of The Gardner Lewis Investment Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940.

      The investment  objective of the Fund is to seek capital  appreciation  by
      investing   primarily   in  equity   securities   of   medium   and  large
      capitalization companies.

      The Fund currently offers two classes of shares: Institutional shares (sold without any sales load or distribution fees) and Class A Investor shares (sold subject to a maximum front-end sales load of 3% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A Investor shares). Each class of shares represents an interest in the same portfolio of investments, has the same rights and is identical in all material respects except that (1) Class A Investor shares bear sales loads and expenses of higher distribution fees; (2) certain other class-specific expenses will be born solely by the class to which such expenses are attributable; and (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

      SECURITIES VALUATION - Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

      SHARE VALUATION - The net asset value per share of each class of shares of the Fund is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value per share of each class of shares of the Fund is calculated by dividing the total value of the Fund's assets attributable to that class, minus liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price per share of Class A shares is equal to the net asset value per share plus a sales load equal to 3.12% of the net asset value (or 3% of the offering price). The offering price of the Institutional Class shares is equal to the net asset value per share. The redemption price per share of each class of shares is equal to the net asset value per share.

THE CHESAPEAKE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums.

      COMMON EXPENSES - Common expenses of the Trust are allocated among the funds within the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund, according to methods reviewed annually by the Trustees.

      DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America and are recorded on the ex-dividend date. There were no such distributions during the years ended October 31, 2007 and 2006.

      ALLOCATION BETWEEN CLASSES - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

      ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

      In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

THE CHESAPEAKE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      The following information is computed on a tax basis for each item as of October 31, 2007:

            Cost of portfolio investments             $   8,393,842
                                                      =============
            Gross unrealized appreciation             $   3,718,183
            Gross unrealized depreciation                  (260,877)
                                                      -------------
            Net unrealized appreciation               $   3,457,306
            Capital loss carryforwards                  (63,368,831)
                                                      -------------
            Accumulated earnings                      $ (59,911,525)
                                                      =============

      The   difference   between  the  federal  income  tax  cost  of  portfolio
      investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are due to the tax deferral of losses on wash sales.

      For the year ended October 31, 2007, the Fund reclassified $231,971 of net investment loss against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

      As of October 31, 2007, the Fund had the following capital loss carryforwards for federal income tax purposes:

                                                  Expires
                              Amount            October 31,
                       --------------------------------------

                          $ 37,850,727             2009
                            25,518,104             2010
                          ------------
                          $ 63,368,831
                          ------------

      These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distribution to shareholders.

      During the year ended October 31, 2007, the Fund utilized capital loss carryforwards of $2,279,684 to offset current year realized gains.

      CONTINGENCIES AND COMMITMENTS - The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

THE CHESAPEAKE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

2.    INVESTMENT TRANSACTIONS

      During the year ended October 31, 2007, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $7,924,937 and $12,731,820, respectively.

3.    TRANSACTIONS WITH AFFILIATES

      Certain Trustees and officers of the Trust are affiliated with Gardner Lewis Asset Management, L.P. (the "Advisor"), the investment advisor to the Fund, or with Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC ("UFD"), the Fund's principal underwriter.

      The Fund pays each Trustee who is not affiliated with the Advisor a fee of $10,000 each year, plus $400 per series of the Trust per meeting attended in person or $150 per series of the Trust per meeting attended by telephone.

      The Chief Compliance Officer of the Trust is an employee of the Advisor. The Trust reimburses the Adviser $60,000 annually for the services provided by the Chief Compliance Officer to the Trust. The Fund bears a proportionate share of this fee based on an allocation approved by the Trustees.

      INVESTMENT ADVISORY AGREEMENT

      Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund's average daily net assets.

      ADMINISTRATION AGREEMENT

      Under the terms of an Administration Agreement with the Trust, effective July 27, 2007, Ultimus provides non-investment related administrative services to the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.075% of the Fund's average daily net assets up to $500 million, 0.05% of such assets from $500 million to $1 billion, 0.035% of such assets from $1 billion to $2 billion and 0.03% of such assets in excess of $2 billion, subject to a minimum monthly fee of $1,500. For the year ended October 31, 2007, Ultimus was paid administration fees of $4,500 by the Fund.

      Prior to July 27, 2007, administrative services were provided to the Fund by The Nottingham Company ("TNC"). For the performance of these services, the Fund paid TNC an annual fee of $12,500 per class plus an asset-based fee at an annual rate of 0.075% of the Fund's average daily net assets. Additionally, the Fund paid TNC an annual blue sky administration fee of $150 per state. For the year ended October 31, 2007, TNC was paid administration fees of $31,176 by the Fund.

THE CHESAPEAKE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      FUND ACCOUNTING AGREEMENT

      Under the terms of a Fund Accounting Agreement with the Trust, effective July 27, 2007, Ultimus calculates the daily net asset value per share for each class and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $3,000 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund's average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays all costs of external pricing services. For the year ended October 31, 2007, Ultimus was paid fund accounting fees of $9,338 by the Fund.

      Prior to July 27, 2007, fund accounting services were provided to the Fund by TNC. For the performance of these services, the Fund paid TNC a monthly fee of $2,250 per month, plus an asset-based fee at the annual rate of 0.01% of the Fund's average daily net assets. For the year ended October 31, 2007, TNC was paid fund accounting fees of $40,722 by the Fund.

      TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT

      Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, effective July 27, 2007, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder services functions. For these services, Ultimus receives a fee from each class of shares, payable monthly, at an annual rate of $18 per direct account and $15 per non-direct account; provided, however, that the minimum monthly fee is $500 for the Institutional Shares Class and $1,000 for the Class A Investor Shares if the class has 25 accounts or less, $1,250 if the class has more than 25 accounts but less than 100 accounts and $1,500 per month if the class has more than 100 accounts. In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies. For the year ended October 31, 2007, Ultimus was paid transfer agent fees of $1,500 and $3,750 by the Institutional Shares Class and Class A Investor Shares, respectively.

      Prior to July 27, 2007, transfer agent and shareholder services were provided to the Fund by North Carolina Shareholder Services, LLC ("NCSS"). For the performance of these services, the Fund paid NCSS a monthly fee at an annual rate of $15 per shareholder per year, subject to a minimum fee of $1,500 per month, plus $750 per month for each additional class of shares. For the year ended October 31, 2007, NCSS was paid transfer agent fees of $19,750 by the Fund.

      DISTRIBUTION AND SERVICE FEES

      The Trust has adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Rule 12b-1 Plan"), for Class A Investor shares, pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund's average daily net assets allocable to Class A Investor shares. For the year ended October 31, 2007, the Fund incurred $11,822 in distribution and service fees under the Rule 12b-1 Plan with respect to Class A Investor shares.

THE CHESAPEAKE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      DISTRIBUTION AGREEMENT

      Under the terms of a Distribution Agreement with the Trust effective July 27, 2007, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. UFD receives no compensation from the Fund for acting as principal underwriter. During the year ended October 31, 2007, UFD earned no fees from underwriting and broker commissions on the sale of Class A Investor shares of the Fund.

      Prior to July 27, 2007, Capital Investment Group, Inc. ("CIG") served as the Fund's principal underwriter. CIG received annual compensation of $5,000 for such services. During the year ended October 31, 2007, CIG earned fees of $87 from underwriting and broker commissions on the sale of Class A Investor shares of the Fund.

4.    DIRECTED BROKERAGE ARRANGEMENTS

      The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2007, the Fund's expenses were reduced by $6,441 under these arrangements.

5.    ACCOUNTING PRONOUNCEMENTS

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement period. As a result, the Fund will adopt FIN 48 with its Semi-Annual Report on April 30, 2008. Management is in the process of determining the impact of the adoption of FIN 48.

      In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

[LOGO] BRIGGS
       BUNTING &
       DOUGHERTY, LLP
       CERTIFIED
       PUBLIC
       ACCOUNTANTS


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE BOARD OF TRUSTEES OF
GARDNER LEWIS INVESTMENT TRUST
AND SHAREHOLDERS OF THE CHESAPEAKE GROWTH FUND


We have audited the accompanying statement of assets and liabilities of The Chesapeake Growth Fund, a series of shares of beneficial interest of Gardner Lewis Investment Trust, including the schedule of investments, as of October 31, 2007, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years ended October 31, 2005 were audited by other auditors whose report dated December 14, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of October 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the years in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                        /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                        BRIGGS, BUNTING & DOUGHERTY, LLP


PHILADELPHIA, PENNSYLVANIA
DECEMBER 26, 2007

THE CHESAPEAKE GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales loads; and (2) ongoing costs, including management fees, distribution (Rule 12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (May 1, 2007) and held until the end of the period (October 31, 2007).

The table that follows illustrate the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE CHESAPEAKE GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

INSTITUTIONAL CLASS SHARES

-------------------------------------------------------------------------------------------------------------
                                                   Beginning                Ending
                                                 Account Value           Account Value      Expenses Paid
                                                  May 1, 2007            Oct. 31, 2007      During Period*
-------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                        $1,000.00              $ 1,141.00           $14.57
-------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return
      (before expenses)                            $1,000.00              $ 1,011.59           $13.69
-------------------------------------------------------------------------------------------------------------

* Expenses are equal to Institutional Class's annualized expense ratio of 2.70% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CLASS A INVESTOR SHARES

-------------------------------------------------------------------------------------------------------------
                                                  Beginning                 Ending
                                                Account Value           Account Value      Expenses Paid
                                                  May 1, 2007           Oct. 31, 2007      During Period*
-------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                        $1,000.00              $ 1,139.80           $16.07
-------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return
      (before expenses)                            $1,000.00              $ 1,010.18           $15.10
-------------------------------------------------------------------------------------------------------------

* Expenses are equal to Class A Investor's annualized expense ratio of 2.98% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The Trust files a complete listing of portfolio holdings with the Securities and Exchange Commission ("SEC") as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-800-430-3863. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

THE CHESAPEAKE GROWTH FUND
OTHER INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-430-3863, or on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-430-3863, or on the SEC's website at http://www.sec.gov.


CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(UNAUDITED)
--------------------------------------------------------------------------------

On October 13, 2005, Deloitte & Touche LLP ("D&T") was removed as the independent registered public accounting firm for the Trust, effective immediately upon the completion of the audit of the October 31, 2005 financial statements. D&T was previously engaged as the independent registered public accounting firm to audit the Fund's financial statements.

D&T issued reports on the Fund's financial statements as of October 31, 2004 and October 31, 2005. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

The decision to remove D&T was approved by the Trust's Audit Committee and ratified by the Board of Trustees. At no time preceding the removal of D&T were there any disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its report. At no time preceding the removal of D&T did any of the events enumerated in paragraphs (1)(v)(A) through (D) of Item 304(a) of Regulation S-K occur.

The Trust engaged Briggs, Bunting & Dougherty, LLP ("BBD") as its new independent registered public accounting firm on October 13, 2005. At no time preceding the engagement of BBD did the Fund consult BBD regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statement, or (ii) any matter that was either subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

THE CHESAPEAKE GROWTH FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

The Board of Trustees has overall responsibility for management of the Trust's affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are Trustees and executive officers of the Trust:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                                                           PORTFOLIOS
                                                                                            IN FUND
                                    POSITION(S)     LENGTH                                  COMPLEX
            NAME, AGE,               HELD WITH     OF TIME     PRINCIPAL OCCUPATION(S)      OVERSEEN        OTHER DIRECTORSHIPS
           AND ADDRESS              FUND/TRUST      SERVED       DURING PAST 5 YEARS       BY TRUSTEE         HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
                                                       INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Jack E. Brinson (age 74)            Trustee      Since 8/92    Retired; Previously,            3         Mr. Brinson serves as an
285 Wilmington-West Chester Pike                               President of Brinson                      Independent Trustee of
Chadds Ford, Pennsylvania 19317                                Investment Co.                            the following: The
                                                               (personal investments)                    Nottingham Investment
                                                               and President of                          Trust II for the six
                                                               Brinson Chevrolet, Inc.                   series of that trust;
                                                               (auto dealership).                        New Providence
                                                                                                         Investment Trust for the
                                                                                                         one series of that
                                                                                                         trust; Hillman Capital
                                                                                                         Management Investment
                                                                                                         Trust for the two series
                                                                                                         of that trust; and
                                                                                                         Tilson Investment Trust
                                                                                                         for the two series of
                                                                                                         that trust (all
                                                                                                         registered investment
                                                                                                         companies).
-----------------------------------------------------------------------------------------------------------------------------------
Theo H. Pitt, Jr. (age 70)          Trustee      Since 4/02    Senior Partner of               3         Mr. Pitt serves as an
285 Wilmington-West Chester Pike                               Community Financial                       Independent Trustee of
Chadds Ford, Pennsylvania 19317                                Institutions                              the following: Hillman
                                                               Consulting; Account                       Capital Management
                                                               Administrator of Holden                   Investment for the two
                                                               Wealth Management Group                   series of that Trust;
                                                               of Wachovia Securities                    and Tilson Investment
                                                               (money management firm)                   Trust for the two series
                                                               since September, 2003.                    of that trust (all
                                                                                                         registered investment
                                                                                                         companies).
-----------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED TRUSTEE*
-----------------------------------------------------------------------------------------------------------------------------------
W. Whitfield Gardner (age 44)       Chairman     Since 6/96    Managing Partner and            3                   None
285 Wilmington-West Chester Pike    and                        Portfolio Manager of
Chadds Ford, Pennsylvania 19317     Chief                      Gardner Lewis Asset
                                    Executive                  Management, L.P.
                                    Officer
-----------------------------------------------------------------------------------------------------------------------------------
* W. Whitfield Gardner is an Interested Trustee because he is an officer and principal owner of Gardner Lewis Asset Management,
L.P., the investment advisor to the Fund.
-----------------------------------------------------------------------------------------------------------------------------------

THE CHESAPEAKE GROWTH FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
(CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                           POSITION(S)         LENGTH
              NAME, AGE,                    HELD WITH          OF TIME       PRINCIPAL OCCUPATION(S) DURING
              AND ADDRESS                   FUND/TRUST         SERVED                 PAST 5 YEARS
------------------------------------------------------------------------------------------------------------
                                             EXECUTIVE OFFICERS
------------------------------------------------------------------------------------------------------------
John L. Lewis, IV (age 43)               President           Since 12/93    Partner and Portfolio Manager
285 Wilmington-West Chester Pike                                            of Gardner Lewis Asset
Chadds Ford, Pennsylvania 19317                                             Management, L.P.
------------------------------------------------------------------------------------------------------------
Judy B. Werner (age  44)                 Chief               Since 1/05     Chief Compliance Officer of
285 Wilmington-West Chester Pike         Compliance                         Gardner Lewis Asset Management,
Chadds Ford, Pennsylvania 19317          Officer                            L.P. since January 2005;
                                                                            previously, Compliance
                                                                            Officer/Manager Client Services.
------------------------------------------------------------------------------------------------------------
William D. Zantziner (age 46)            Vice President      Since 12/93    Partner and Manager of Trading
285 Wilmington-West Chester Pike                                            of Gardner Lewis Asset
Chadds Ford, Pennsylvania 19317                                             Management, L.P.
------------------------------------------------------------------------------------------------------------
Robert G. Dorsey  (age 50)               Vice President      Since 7/07     Managing Director of Ultimus
225 Pictoria Drive, Suite 450                                               Fund Solutions, LLC and Ultimus
Cincinnati, Ohio 45246                                                      Fund Distributors, LLC.
------------------------------------------------------------------------------------------------------------
John F. Splain (age 51)                  Secretary           Since 7/07     Managing Director of Ultimus
225 Pictoria Drive, Suite 450                                               Fund Solutions, LLC and Ultimus
Cincinnati, Ohio 45246                                                      Fund Distributors, LLC.
------------------------------------------------------------------------------------------------------------
Mark J. Seger (age 45)                   Treasurer and       Since 7/07     Managing Director of Ultimus
225 Pictoria Drive, Suite 450            Principal                          Fund Solutions, LLC and Ultimus
Cincinnati, Ohio 45246                   Financial                          Fund Distributors, LLC.
                                         Officer
------------------------------------------------------------------------------------------------------------

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call 1-800-430-3863.

THE CHESAPEAKE GROWTH FUND
RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Gardner Lewis Asset Management L.P. (the "Advisor") supervises the investments of The Chesapeake Growth Fund (the "Fund") pursuant to an "Investment Advisory Agreement" between the Advisor and the Gardner Lewis Investment Trust (the "Trust"). At the quarterly meeting of the Board of Trustees of the Trust that was held on October 30, 2007, the Trustees unanimously approved the renewal of the Investment Advisory Agreement for another one year term. In considering whether to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (1) the nature, extent, and quality of the services provided by the Advisor; (2) the investment performance of the Fund; (3) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors; (5) the Advisor's practices regarding brokerage and portfolio transactions; and (6) the Advisor's practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation: (1) the Investment Advisory Agreement for the Fund; (2) documents from the Advisor containing information about the Advisor, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (3) comparative expense and performance information for other mutual funds with strategies similar to the Fund; and (4) a memorandum from the Trust's outside legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board of Trustees in order to make an informed decision.

      1.    NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISOR
            ------------------------------------------------------------------

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation: the quality of its investment advisory services since the Fund's inception (including research and recommendations with respect to portfolio securities); its process for formulating investment recommendations and assuring compliance with the Fund's investment objectives and limitations; its coordination of services for the Fund among the Fund's service providers; and its efforts to promote the Fund and grow the Fund's assets. The Trustees also evaluated the Advisor's personnel, including the education and experience of the Advisor's personnel. The Trustees noted that several of the officers of the Trust, including the principal executive officer and president for the Trust were employees of the Advisor and served the Trust without additional compensation. After reviewing the foregoing information, the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

THE CHESAPEAKE GROWTH FUND
RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
--------------------------------------------------------------------------------

      2.    INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISOR
            --------------------------------------------------

In considering the investment performance of the Fund and the Advisor, the Trustees compared the short and long-term performance of the Fund with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data (e.g., Morningstar peer group data). The Trustees also considered the consistency of the Advisor's management of the Fund with its investment objective and policies. The Trustees noted the Fund's performance, on a short and long-term basis, was above some funds and below others; however, the Trustees noted that the Fund's performance was generally comparable to its peer category. After reviewing and discussing the short and long-term investment performance of the Fund, the Advisor's experience managing the Fund and other advisory accounts, the Advisor's historical investment performance, and other factors, the Board of Trustees concluded, in light of the foregoing factors, that the investment performance of the Fund and the Advisor was satisfactory.

      3. COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISOR
            ------------------------------------------------------------------

In considering the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund, the Trustees considered: (1) the Advisor's financial condition and the level of commitment to the Fund and the Advisor by the principals of the Advisor; (2) the asset level of the Fund; (3) the overall expenses of the Fund; and (4) the nature and frequency of advisory fee payments. The Trustees also considered: the Advisor's staffing, personnel, and methods of operating; the education and experience of the Advisor's personnel, and the Advisor's compliance policies and procedures. The Trustees reviewed and discussed a balance sheet for the Advisor, the financial stability of the firm and information provided by the Advisor regarding its profits associated with managing the Fund. The Trustees noted that the Fund utilizes brokerage commission recapture programs to help offset Fund expenses. The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor's name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from certain of the Fund's trades that may benefit the Advisor's other clients as well. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management. The Trustees noted that the management fee of the Fund in comparison to the management fees of comparable funds in the Morningstar peer group category was higher than some funds but lower than others. The Trustees noted that the average and median fees of the comparable funds in the peer group was lower than the management fee of the Fund Following this comparison and after further discussion on this point, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

THE CHESAPEAKE GROWTH FUND
RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
--------------------------------------------------------------------------------

      4.    ECONOMIES OF SCALE
            ------------------

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors, the Trustees determined that while the management fee for the Fund would remain the same at all asset levels, the Fund's shareholders would benefit from economies of scale under the Fund's agreements with service providers other than the Advisor. Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund's fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

      5.    ADVISOR'S PRACTICES REGARDING BROKERAGE AND PORTFOLIO TRANSACTIONS
            ------------------------------------------------------------------

In considering the Advisor's practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor's practice for seeking best execution for the Fund's portfolio transactions. The Trustees also considered the portfolio turnover rate for the Fund and they discussed with the Advisor the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services, which included a discussion of whether the higher rates are reasonable in relation to the value of the services provided. The Trustees considered the process by which evaluations are made of the overall reasonableness of commissions paid and the method and basis for selecting and evaluating the broker-dealers used by the Advisor. The Trustees noted that in selecting broker-dealers to execute portfolio transactions, the Advisor considers a variety of factors including, among others: order flow, liquidity of the security traded, ability of a broker-dealer to maintain the confidentiality of trading intentions, ability of a broker-dealer to place trades in difficult market environments, research services provided, execution facilitation services provided, timeliness of execution, timeliness and accuracy of trade confirmations, willingness to commit capital, allocation of limited investment opportunities, client direction, record keeping services provided, frequency and correction of trading errors, ability to access a variety of market venues, expertise as it relates to specific securities, intermediary compensation (commissions and spreads), financial condition, and business reputation. The Trustees also considered the extent to which the foregoing services benefit other accounts, if any, advised by the Advisor; the extent to which such services enable the Advisor to avoid expenses that it otherwise would be required to bear under the Investment Advisory Agreement with the Fund; the alternatives to "paying up for research" (e.g., paying for research with cash, enlarging the investment staff, etc.); and the opportunities for the Advisor to recapture brokerage or related fees (e.g., as to equity funds, tender offer fees, underwriting fees, etc.) and credit it against the fees of the Fund. Finally, the Trustees reviewed with the Advisor the process for aggregating or "blocking" trades for client accounts, including the Fund. After further review and discussion, the Board of Trustees determined that the Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

THE CHESAPEAKE GROWTH FUND
RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
--------------------------------------------------------------------------------

      6.    ADVISOR'S PRACTICES REGARDING POSSIBLE CONFLICTS OF INTEREST
            ------------------------------------------------------------

In considering the Advisor's practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the Fund and/or the Advisor's other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor's code of ethics. Following further consideration and discussion, the Board of Trustees indicated that the Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the renewal of the Investment Advisory Agreement for the Fund.

THE CHESAPEAKE GROWTH FUND
IS A SERIES OF
GARDNER LEWIS INVESTMENT TRUST


FOR SHAREHOLDER SERVICE INQUIRIES:        FOR INVESTMENT ADVISOR INQUIRIES:


The Chesapeake Growth Fund                Gardner Lewis Asset Management
c/o Ultimus Fund Solutions, LLC           285 Wilmington-West Chester Pike
P.O. Box 46707                            Chadds Ford, Pennsylvania 19317
Cincinnati, Ohio 45246-0707


TOLL-FREE TELEPHONE:                      TOLL-FREE TELEPHONE:

1-800-430-3863                            1-800-430-3863

                                          WORLD WIDE WEB @:

                                          www.chesapeakefunds.com

--------------------------------------------------------------------------------


                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND







                                  ANNUAL REPORT
                                October 31, 2007







          INVESTMENT ADVISOR                              ADMINISTRATOR
          ------------------                              -------------
 GARDNER LEWIS ASSET MANAGEMENT, L.P.              ULTIMUS FUND SOLUTIONS, LLC
   285 Wilmington-West Chester Pike                      P.O. Box 46707
   Chadds Ford, Pennsylvania 19317                 Cincinnati, Ohio 45246-0707
                                                         1-800-430-3863


--------------------------------------------------------------------------------

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

                                                               December 10, 2007

2007 FISCAL YEAR COMMENTARY

November 1, 2006 to October 31, 2007

MARKET ENVIRONMENT. When the fiscal year began in November 2006, investors had already begun to expect a slowdown in the economy's growth rate. Debate centered on whether the slowdown would be meaningful or mild. The most optimistic outlooks depended on strong global growth to support the U.S. economy; while the most dire outlooks saw a consumer-led recession, triggered by the housing downturn and rippling through other parts of the world.

The stock market continued to advance through the end of calendar year 2006 and into the first months of 2007, though, reflecting the potential of a mild economic slowdown in conjunction with the anticipation of lower interest rates, which is generally considered a benign environment for stocks. Despite problems in the housing market and concerns about an overextended consumer, the economy seemed on track for investors' beloved "soft landing" scenario.

The first bump came at the end of February when turmoil in Asian markets and the early signs of subprime trouble highlighted vulnerability in the U.S. and global economies. But nervousness proved temporary, and by mid-April, world markets had recouped their losses and advanced to new highs. After peaking in early July, markets started a more substantial pullback as subprime problems spread to other parts of the credit market, and investors saw the extent to which credit instruments had been misused.

The market began to rebound again in late-August as investors digested the first concrete data about credit-related problems, which were deemed manageable for most companies. The broad market continued to rally through the end of the Fund's fiscal year and made an all-time high in October, though it pulled back after the fiscal year closed. Investor debate ended the year much as it began, centered on the question of how significantly the U.S. economy will slow and how much the slowdown will affect global economic growth.

PORTFOLIO REVIEW. The following table breaks out the Fund's holdings by economic sector and compares 2006 and 2007 fiscal year-end holdings.(1)


-----------------------------

1  For  sector   classifications,   the  Standard  &  Poor's   Global   Industry
Classification Standard (GICS) is used. Totals may not sum to 100% due to rounding.

      -------------------------------------------------------------------
                    Economic
                     Sector                     10/31/2006    10/31/2007
      -------------------------------------------------------------------
      Consumer Discretionary                           19%           17%
      Consumer Staples                                  0%            3%
      Energy                                            4%            5%
      Financials                                       10%           10%
      Health Care                                      17%           14%
      Industrials                                       8%            7%
      Information Technology                           37%           41%
      Materials                                         3%            4%
      Telecommunications Services                       0%            0%
      Utilities                                         0%            0%
      Cash                                              1%            0%
      -------------------------------------------------------------------

The most significant shifts in sector exposures during the fiscal year were decreases in Health Care and Consumer Discretionary, with that capital being mostly re-deployed to Consumer Staples. Information Technology remains the Fund's largest sector exposure, as we continue to find very strong growth opportunities among companies in the sector. In general, we believe that Information Technology related businesses will be more resilient than consumer related businesses as the economy slows.

During the Fund's fiscal year, all sectors contributed positively to portfolio profits except for Consumer Discretionary, which posted an aggregate loss of approximately 3%. Health Care, Industrials, and Information Technology provided the largest contributions to portfolio performance for the year. Industrials posted the strongest aggregate gains for the Fund, with returns within that sector of approximately 88%, while Energy holdings were up roughly 56%.

The Fund's most important individual contributors to profits this fiscal year included McDermott International (energy services), Isis Pharmaceuticals (biotech), MEMC Electronic Materials (semiconductors), Ulta Salon (cosmetics & fragrance), and ANADIGICS (semiconductors). Notable detractors included Casual Male (retail apparel), Circuit City (consumer electronics), Staar Surgical (ophthalmic equipment), Silicon Image (semiconductors), and OpenTV (interactive television).

The Fund's total return of 15.96% this fiscal year compares to 9.27% for the Russell 2000(R) Index (of smaller capitalization companies) and 14.56% for the S&P 500(R) Total Return Index (of larger capitalization companies).

PLEASE REFER TO THE SCHEDULE OF INVESTMENTS SECTION OF THE ANNUAL REPORT FOR A COMPLETE LISTING OF FUND HOLDINGS AND THE AMOUNT EACH REPRESENTS OF THE PORTFOLIO.

OUTLOOK. At this time last year, the consensus expectation seemed to be that consumer spending would weaken after several years of a housing led boom. It was believed that the combination of higher interest rates, higher fuel prices, and mortgage resets would surely tow the U.S. consumer under water, while corporate profits might be more resilient due to strong global growth trends.

It is probably fair to say that the economic slowdown transpired to the degree expected, but the drivers have been slightly different than expected. Concerns about mortgage underwriting and the housing market were widespread last year, but few predicted the degree of credit contagion that occurred. And while the consumer has slowed, the slowdown has been muted even though the housing and fuel situations unfolded to the lower end of expectations. At the same time, corporate profits have held up reasonably well in the aggregate, but have been more inconsistent from company to company, and are now threatened by a credit crunch that was not fully anticipated. We have long maintained that the economy is not homogenous, as some parts of the economy will do better than others and some companies will thrive while their peers struggle. This can make for alarming headlines at a time like this, but it also creates stock picking opportunities for investors that look past the noise.

We still believe that the global economy is on solid footing, and that the benefits of globalization will more than offset the current credit crunch. The Fed has moved into recession prevention mode, and central banks around the world will likely follow suit as U.S. interest rates move lower. This is not a bad environment for stocks, but it is an environment where stock picking has to be more select.

Many U.S. companies continue to benefit tremendously from global trade, particularly at today's currency levels. And while other economies are not immune from a slowdown in the U.S., we do believe that developing economies have reached a critical mass, and global growth is driving U.S. growth as much as U.S. growth used to drive global growth.

We believe that, in general, growth-oriented stocks offer a more compelling investment opportunity than value-oriented stocks, and we think the shift in investor preference back toward growth is just beginning, which should benefit the Fund's portfolio considerably.

Sincerely,


/s/ W. Whitfield Gardner                     /s/ John L. Lewis IV

W. Whitfield Gardner                         John L. Lewis IV

The views in this Report were those of the Fund's investment adviser as of the date of this Report and may not reflect their views on the date this Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

THE PERFORMANCE INFORMATION QUOTED ABOVE REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH END, MAY BE OBTAINED BY CALLING 1-800-430-3863. FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAVE POSITIVELY IMPACTED FUND PERFORMANCE. AN INVESTOR SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION. FOR INFORMATION ON THE FUND'S EXPENSE RATIO, PLEASE SEE THE FINANCIAL HIGHLIGHTS TABLE FOUND WITHIN THIS REPORT.

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

            Comparison of the Change in Value of a $10,000 Investment
                    in The Chesapeake Aggressive Growth Fund
                       the S&P 500(R) Total Return Index*
                         and the Russell 2000(R) Index*

                              [LINE GRAPH OMITTED]

      THE CHESAPEAKE AGGRESSIVE            S&P 500(R) TOTAL
             GROWTH FUND                     RETURN INDEX                  RUSSELL 2000(R) INDEX
      -------------------------            ----------------                ---------------------
       DATE             VALUE            DATE             VALUE            DATE             VALUE
       ----             -----            ----             -----            ----             -----
    10/31/1997       $  10,000         10/31/1997       $  10,000         10/31/1997       $  10,000
    10/31/1998           7,615         10/31/1998          12,199         10/31/1998           8,816
    10/31/1999          10,232         10/31/1999          15,331         10/31/1999          10,127
    10/31/2000          12,481         10/31/2000          16,264         10/31/2000          11,889
    10/31/2001           8,239         10/31/2001          12,214         10/31/2001          10,379
    10/31/2002           6,668         10/31/2002          10,369         10/31/2002           9,179
    10/31/2003           9,246         10/31/2003          12,526         10/31/2003          13,159
    10/31/2004           8,697         10/31/2004          13,706         10/31/2004          14,702
    10/31/2005           8,641         10/31/2005          14,901         10/31/2005          16,479
    10/31/2006          10,773         10/31/2006          17,336         10/31/2006          19,771
    10/31/2007          12,493         10/31/2007          19,860         10/31/2007          21,604

             -----------------------------------------------------

                        AVERAGE ANNUAL TOTAL RETURNS (a)
                      (For periods ended October 31, 2007)

                       1 Year       5 Years      10 Years
                       ------       -------      --------
                       15.96%       13.38%        2.25%

             -----------------------------------------------------

* The indices shown are unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or distributions, if any, are reinvested in shares of the Fund. The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------

     THE CHESAPEAKE AGGRESSIVE GROWTH FUND VS S&P 500(R) TOTAL RETURN INDEX
                             SECTOR DIVERSIFICATION
                       AS OF OCTOBER 31, 2007 (UNAUDITED)

                               [BAR CHART OMITTED]

                               The Chesapeake Aggressive    S&P 500(R) Total
                                      Growth Fund            Return Index
Consumer Discretionary                   17.4%                    9.0%
Consumer Staples                          3.4%                    9.5%
Energy                                    4.6%                   11.7%
Financials                                9.7%                   19.3%
Health Care                              13.8%                   11.7%
Industrials                               7.0%                   11.4%
Information Technology                   40.6%                   17.0%
Materials                                 3.5%                    3.3%
Telecommunications Services               0.0%                    3.6%
Utilities                                 0.0%                    3.4%

--------------------------------------------------------------------------------

                                 TOP 10 HOLDINGS
                          OCTOBER 31, 2007 (UNAUDITED)

         SECURITY DESCRIPTION                           % OF NET ASSETS
-----------------------------------------               ---------------
McDermott International, Inc.                                 4.3%
MEMC Electronic Materials, Inc.                               3.9%
Ulta Salon, Cosmetics & Fragrance, Inc.                       3.8%
ISIS Pharmaceuticals, Inc.                                    3.8%
American Capital Strategies Ltd.                              3.0%
Cognizant Technology Solutions Corp.                          2.7%
Orient-Express Hotels Ltd.                                    2.7%
Equinix, Inc.                                                 2.7%
Range Resources Corp.                                         2.6%
Sonus Networks, Inc.                                          2.5%

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007
================================================================================
SHARES    COMMON STOCKS - 99.7%                                        VALUE
--------------------------------------------------------------------------------
          BIOTECHNOLOGY - 5.7%
13,100    ISIS Pharmaceuticals, Inc. *                               $   230,822
 3,300    Omrix Biopharmaceuticals, Inc. *                               114,972
                                                                     -----------
                                                                         345,794
                                                                     -----------
          COAL - 2.1%
 2,230    CONSOL Energy, Inc.                                            125,995
                                                                     -----------

          COMMERCIAL SERVICES - 3.8%
 6,600    Healthspring, Inc. *                                           138,600
 2,900    Net 1 UEPS Technologies, Inc. *                                 92,858
                                                                     -----------
                                                                         231,458
                                                                     -----------
          COMPUTERS - 9.8%
 4,010    Cognizant Technology Solutions Corp. *                         166,255
 1,660    MICROS Systems, Inc. *                                         119,221
 6,000    NCI, Inc. - Class A *                                          114,840
 3,300    Seagate Technology                                              91,872
 1,700    Sigma Designs, Inc. *                                           99,909
                                                                     -----------
                                                                         592,097
                                                                     -----------
          COSMETICS AND FRAGRANCES - 3.8%
 6,750    Ulta Salon, Cosmetics & Fragrance, Inc. *                      230,850
                                                                     -----------

          DISTRIBUTION/WHOLESALE - 1.5%
 5,715    Brightpoint, Inc. *                                             92,583
                                                                     -----------

          DIVERSIFIED FINANCIAL SERVICES - 0.8%
 3,200    Advanta Corp. - Class B                                         50,560
                                                                     -----------

          ELECTRICAL COMPONENTS & EQUIPMENT - 4.9%
 4,100    Advanced Energy Industries, Inc. *                              65,600
 1,100    Energizer Holdings, Inc. *                                     114,730
20,530    Power-One, Inc. *                                              116,405
                                                                     -----------
                                                                         296,735
                                                                     -----------
          ENERGY SERVICES - 4.3%
 4,230    McDermott International, Inc. *                                258,284
                                                                     -----------

          ENTERTAINMENT - 2.9%
 2,900    Dreamworks Animation SKG, Inc. *                                94,424
 2,310    Scientific Games Corp. - Class A *                              83,507
                                                                     -----------
                                                                         177,931
                                                                     -----------
          HAND/MACHINE TOOLS - 0.8%
 1,100    Franklin Electric Co., Inc.                                     47,927
                                                                     -----------

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
SHARES    COMMON STOCKS - 99.7% (CONTINUED)                             VALUE
--------------------------------------------------------------------------------

          HEALTH CARE - SERVICES - 4.5%
 4,885    Medical Resources, Inc. *                                  $         2
 8,436    Skilled Healthcare Group, Inc. - Class A *                     138,182
 8,190    Sun Healthcare Group, Inc. *                                   132,269
                                                                     -----------
                                                                         270,453
                                                                     -----------
          INSURANCE - 3.7%
 4,915    AmCOMP, Inc. *                                                  48,806
 2,000    Hilb Rogal & Hobbs Co.                                          88,140
 2,890    Tower Group, Inc.                                               87,249
                                                                     -----------
                                                                         224,195
                                                                     -----------
          INTERNET - 7.0%
 1,900    CheckFree Corp. *                                               90,307
 6,180    Chordiant Software, Inc. *                                      88,930
 1,385    Equinix, Inc. *                                                161,574
 5,800    HLTH Corp. *                                                    81,838
                                                                     -----------
                                                                         422,649
                                                                     -----------
          INVESTMENT COMPANIES - 3.0%
 4,260    American Capital Strategies Ltd.                               184,927
                                                                     -----------

          LODGING - 2.7%
 2,495    Orient-Express Hotels Ltd.                                     161,676
                                                                     -----------

          MEDIA - 2.0%
 7,900    World Wrestling Entertainment, Inc. - Class A                  120,080
                                                                     -----------

          OIL & GAS SERVICES - 2.5%
 3,450    Range Resources Corp.                                          155,008
                                                                     -----------

          PACKAGING & CONTAINERS - 3.5%
 5,100    Crown Holdings, Inc. *                                         126,480
 3,100    Pactiv Corp. *                                                  85,157
                                                                     -----------
                                                                         211,637
                                                                     -----------
          PHARMACEUTICALS - 1.5%
 2,100    Herbalife Ltd.                                                  92,589
                                                                     -----------

          RETAIL - 8.0%
11,847    Casual Male Retail Group, Inc. *                                99,041
 3,600    Conn's, Inc. *                                                  92,052
 4,490    FGX International Holdings Ltd. *                               76,779
 6,340    First Cash Financial Services, Inc. *                          124,644
 4,900    Stage Stores, Inc.                                              91,924
                                                                     -----------
                                                                         484,440
                                                                     -----------

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
SHARES    COMMON STOCKS - 99.7% (CONTINUED)                            VALUE
--------------------------------------------------------------------------------

          SEMICONDUCTORS - 11.2%
 9,300    ANADIGICS, Inc. *                                          $   137,175
22,125    Kopin Corp. *                                                   88,058
 3,250    MEMC Electronic Materials, Inc. *                              237,965
10,500    Silicon Image, Inc. *                                           66,885
 2,500    SiRF Technology Holdings, Inc. *                                74,525
 5,920    Spreadtrum Communications, Inc. - ADR *                         76,486
                                                                     -----------
                                                                         681,094
                                                                     -----------
          SOFTWARE - 3.7%
 6,133    Activision, Inc. *                                             145,045
14,400    Convera Corp. - Class A *                                       41,328
29,500    OpenTV Corp. - Class A *                                        40,120
                                                                     -----------
                                                                         226,493
                                                                     -----------
          TELECOMMUNICATIONS - 6.0%
 6,530    Arris Group, Inc. *                                             75,095
 8,925    Oplink Communications, Inc. *                                  134,946
22,150    Sonus Networks, Inc. *                                         152,835
                                                                     -----------
                                                                         362,876
                                                                     -----------

          TOTAL INVESTMENTS AT VALUE  - 99.7% (Cost $4,605,202)      $ 6,048,331

          OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                    18,850
                                                                     -----------

          NET ASSETS - 100.0%                                        $ 6,067,181
                                                                     ===========

* Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to financial statements.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2007
================================================================================
ASSETS
Investments in securities:
      At acquisition cost                                             $4,605,202
                                                                      ==========
      At value (Note 1)                                               $6,048,331
Receivable for investment securities sold                                 70,324
Dividends receivable                                                         696
Other assets                                                               1,049
                                                                      ----------
      TOTAL ASSETS                                                     6,120,400
                                                                      ----------

LIABILITIES
Bank overdraft                                                            16,253
Payable for investment securities purchased                                5,115
Payable to Advisor (Note 3)                                                7,515
Accrued compliance fees (Note 3)                                             575
Payable to Administrator (Note 3)                                          5,600
Other accrued expenses                                                    18,161
                                                                      ----------
      TOTAL LIABILITIES                                                   53,219
                                                                      ----------

NET ASSETS                                                            $6,067,181
                                                                      ==========

NET ASSETS CONSIST OF:
Paid-in capital                                                       $4,157,794
Undistributed net realized gains from security transactions              466,258
Net unrealized appreciation on investments                             1,443,129
                                                                      ----------
NET ASSETS                                                            $6,067,181
                                                                      ==========

Shares of beneficial interest outstanding (unlimited
      number of shares authorized, no par value)                         534,077
                                                                      ==========

Net asset value and redemption price per share (Note 1)               $    11.36
                                                                      ==========

Maximum offering price per share (Note 1)                             $    11.71
                                                                      ==========

See accompanying notes to financial statements.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
STATEMENT OF OPERATIONS
FOR THEYEAR ENDED OCTOBER 31, 2007
==========================================================================================
INVESTMENT INCOME
      Dividends (Net of foreign tax of $69)                                    $    41,996
                                                                               -----------

EXPENSES
      Investment advisory fees (Note 3)                                             78,450
      Administration fees (Note 3)                                                  54,703
      Professional fees                                                             31,996
      Fund accounting fees (Note 3)                                                 29,072
      Transfer agent fees (Note 3)                                                  17,750
      Registration fees                                                             13,421
      Compliance service fees (Note 3)                                               8,041
      Trustees' fees and expenses                                                    7,658
      Custodian fees                                                                 7,012
      Postage and supplies                                                           5,594
      Pricing fees                                                                   4,398
      Insurance expense                                                              1,907
      Other expenses                                                                 5,221
                                                                               -----------
           TOTAL EXPENSES                                                          265,223
      Less fees waived by the Advisor (Note 3)                                     (75,288)
      Fees paid indirectly through a directed brokerage arrangement (Note 4)        (3,824)
                                                                               -----------
           NET EXPENSES                                                            186,111
                                                                               -----------

NET INVESTMENT LOSS                                                               (144,115)
                                                                               -----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
      Net realized gains from security transactions                              1,049,161
      Net change in unrealized appreciation/depreciation on investments             12,839
                                                                               -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                 1,062,000
                                                                               -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                     $   917,885
                                                                               ===========

See accompanying notes to financial statements.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
======================================================================================================
                                                                            YEAR              YEAR
                                                                            ENDED             ENDED
                                                                         OCTOBER 31,       OCTOBER 31,
                                                                            2007              2006
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
      Net investment loss                                              $    (144,115)   $    (164,671)
      Net realized gains from security transactions                        1,049,161          646,561
      Net change in unrealized appreciation/depreciation
        on investments                                                        12,839        1,136,527
                                                                       -------------    -------------
Net increase in net assets from operations                                   917,885        1,618,417
                                                                       -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
      From net realized gains on investments                                (403,772)      (1,882,950)
                                                                       -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
      Proceeds from shares sold                                              173,216          174,384
      Reinvestment of distributions to shareholders                          370,344        1,702,085
      Payments for shares redeemed                                        (1,240,042)      (3,588,338)
                                                                       -------------    -------------
Net decrease in net assets from capital share transactions                  (696,482)      (1,711,869)
                                                                       -------------    -------------


TOTAL DECREASE IN NET ASSETS                                                (182,369)      (1,976,402)

NET ASSETS
      Beginning of year                                                    6,249,550        8,225,952
                                                                       -------------    -------------
      End of year                                                      $   6,067,181    $   6,249,550
                                                                       =============    =============


UNDISTRIBUTED NET INVESTMENT INCOME                                    $          --    $          --
                                                                       =============    =============

SUMMARY OF CAPITAL SHARE ACTIVITY
      Shares sold                                                             16,766           17,109
      Shares issued in reinvestment of distributions to shareholders          36,061          192,109
      Shares redeemed                                                       (116,929)        (368,469)
                                                                       -------------    -------------
      Net decrease in shares outstanding                                     (64,102)        (159,251)
      Shares outstanding, beginning of year                                  598,179          757,430
                                                                       -------------    -------------
      Shares outstanding, end of year                                        534,077          598,179
                                                                       =============    =============

See accompanying notes to financial statements.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR:
----------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEARS ENDED OCTOBER 31,
                                                              --------------------------------------------------------------------
                                                                  2007          2006          2005          2004          2003
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                          $    10.45    $    10.86    $    10.96    $    11.62    $     8.38
                                                              ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
   Net investment loss                                             (0.27)        (0.28)        (0.55)        (0.22)        (0.15)
   Net realized and unrealized gains (losses) on investments        1.87          2.49          0.45         (0.44)         3.39
                                                              ----------    ----------    ----------    ----------    ----------
Total from investment operations                                    1.60          2.21         (0.10)        (0.66)         3.24
                                                              ----------    ----------    ----------    ----------    ----------

Less disributions:
   From net realized gains on investments                          (0.69)        (2.62)           --            --            --
                                                              ----------    ----------    ----------    ----------    ----------

Net asset value at end of year                                $    11.36    $    10.45    $    10.86    $    10.96    $    11.62
                                                              ==========    ==========    ==========    ==========    ==========

Total return (a)                                                   15.96%        24.67%        (0.91%)       (5.94%)       38.66%
                                                              ==========    ==========    ==========    ==========    ==========

Net assets at end of year (000's)                             $    6,067    $    6,250    $    8,226    $   37,269    $   58,904
                                                              ==========    ==========    ==========    ==========    ==========

Ratio of gross expenses to average net assets (b)                   4.23%         3.89%         2.34%         1.78%         1.77%

Ratio of net expenses to average net assets                         2.97%         2.84%         2.26%         1.74%         1.73%

Ratio of net investment loss to average net assets                 (2.30%)       (2.35%)       (1.86%)       (1.42%)       (1.31%)

Portfolio turnover rate                                               73%           71%           89%           95%           84%
----------------------------------------------------------------------------------------------------------------------------------

(a) Total return is a measure of the change in value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Ratios were  determined  based on  expenses  prior to any  reductions  for
      advisory  fees   voluntarily   waived  by  the  Adviser   and/or   expense
      reimbursements through a directed brokerage arrangement (Notes 3 and 4).

See accompanying notes to financial statements.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007
--------------------------------------------------------------------------------

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Chesapeake Aggressive Growth Fund (the "Fund") is a diversified series of The Gardner Lewis Investment Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940.

      The investment objective of the Fund is to seek capital appreciation through investment in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks of smaller capitalization companies.

      SECURITIES VALUATION - Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

      SHARE VALUATION - The net asset value per share of the Fund is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value per share of the Fund is calculated by dividing the total value of the Fund's assets, minus liabilities, by the number of shares outstanding. The maximum offering price per share is equal to the net asset value per share plus a sales load equal to 3.12% of the net asset value (or 3% of the offering price). The redemption price per share is equal to the net asset value per share.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums.

      COMMON EXPENSES - Common expenses of the Trust are allocated among the funds within the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund, according to methods reviewed annually by the Trustees.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid at least annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America and are recorded on the ex-dividend date. There were no differences between the book and tax basis of distributions for the years ended October 31, 2007 and 2006.

      ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

      In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

      The following information is computed on a tax basis for each item as of October 31, 2007:

         Cost of portfolio investments                      $4,624,286
                                                            ==========
         Gross unrealized appreciation                      $1,790,705
         Gross unrealized depreciation                        (366,660)
                                                            ----------
         Net unrealized appreciation                         1,424,045
                                                            ----------
         Undistributed ordinary income                          85,604
         Undistributed long-term gains                         399,738
                                                            ----------
         Accumulated earnings                               $1,909,387
                                                            ==========

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      The   difference   between  the  federal  income  tax  cost  of  portfolio
      investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are due to the tax deferral of losses on wash sales.

      For the year ended October 31, 2007, the Fund reclassified $144,115 of net investment loss against undistributed net realized gains from security
      transactions   on  the   Statement   of  Assets  and   Liabilities.   Such
      reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

      CONTINGENCIES AND COMMITMENTS - The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

2.    INVESTMENT TRANSACTIONS

      During the year ended October 31, 2007, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $4,478,835 and $5,659,507, respectively.

3.    TRANSACTIONS WITH AFFILIATES

      Certain Trustees and officers of the Trust are affiliated with Gardner Lewis Asset Management, L.P. (the "Advisor"), the investment advisor to the Fund, or with Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC ("UFD"), the Fund's principal underwriter.

      The Fund pays each Trustee who is not affiliated with the Advisor a fee of $10,000 each year, plus $400 per series of the Trust per meeting attended in person or $150 per series of the Trust per meeting attended by telephone.

      The Chief Compliance Officer of the Trust is an employee of the Advisor. The Trust reimburses the Adviser $60,000 annually for the services provided by the Chief Compliance Officer to the Trust. The Fund bears a proportionate share of this fee based on an allocation approved by the Trustees.

      INVESTMENT ADVISORY AGREEMENT

      Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.25% of the Fund's average daily net assets. For the year ended October 31, 2007, the Advisor voluntarily waived $75,288 of its fees.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      ADMINISTRATION AGREEMENT

      Under the terms of an Administration Agreement with the Trust, effective July 27, 2007, Ultimus provides non-investment related administrative services to the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.075% of the Fund's average daily net assets up to $500 million, 0.05% of such assets from $500 million to $1 billion, 0.035% of such assets from $1 billion to $2 billion and 0.03% of such assets in excess of $2 billion, subject to a minimum monthly fee of $1,500. For the year ended October 31, 2007, Ultimus was paid administration fees of $4,500 by the Fund.

      Prior to July 27, 2007, administrative services were provided to the Fund by The Nottingham Company ("TNC"). For the performance of these services, the Fund paid TNC an annual fee of $50,000 plus an asset-based fee at an annual rate of 0.20% of the first $25 million of the Fund's average daily net assets, 0.15% of the next $25 million of such assets and 0.075% of such assets in excess of $50 million. Additionally, the Fund paid TNC an annual blue sky administration fee of $150 per state. For the year ended October 31, 2007, TNC was paid administration fees of $50,203 by the Fund.

      FUND ACCOUNTING AGREEMENT

      Under the terms of a Fund Accounting Agreement with the Trust, effective July 27, 2007, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund's average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays all costs of external pricing services. For the year ended October 31, 2007, Ultimus was paid fund accounting fees of $7,698 by the Fund.

      Prior to July 27, 2007, fund accounting services were provided to the Fund by TNC. For the performance of these services, the Fund paid TNC a monthly fee of $2,250 per month, plus an asset-based fee at the annual rate of 0.01% of the Fund's average daily net assets. For the year ended October 31, 2007, TNC was paid fund accounting fees of $21,374 by the Fund.

      TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT

      Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, effective July 27, 2007, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder services functions. For these services, Ultimus receives a fee, payable monthly, at an annual rate of $18 per direct account and $15 per non-direct account; provided, however, that the minimum monthly fee is $1,000 if the Fund has 25 accounts or less, $1,250 if the Fund has more than 25 accounts but less than 100 accounts and $1,500 per month if the Fund has more than 100 accounts. In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies. For the year ended October 31, 2007, Ultimus was paid transfer agent fees of $4,500 by the Fund.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      Prior to July 27, 2007, transfer agent and shareholder services were provided to the Fund by North Carolina Shareholder Services, LLC ("NCSS"). For the performance of these services, the Fund paid NCSS a monthly fee at an annual rate of $15 per shareholder per year, subject to a minimum fee of $1,500 per month. For the year ended October 31, 2007, NCSS was paid transfer agent fees of $13,250 by the Fund.

      DISTRIBUTION AGREEMENT

      Under the terms of a Distribution Agreement with the Trust effective July 27, 2007, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. UFD receives no compensation from the Fund for acting as principal underwriter. During the year ended October 31, 2007, UFD earned no fees from underwriting and broker commissions on the sale of shares of the Fund.

      Prior to July 27, 2007, Capital Investment Group, Inc. ("CIG") served as the Fund's principal underwriter. CIG received annual compensation of $5,000 for such services. During the year ended October 31, 2007, CIG earned fees no fees from underwriting and broker commissions on the sale of shares of the Fund.

4.    DIRECTED BROKERAGE ARRANGEMENTS

      The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2007, the Fund's expenses were reduced by $3,824 under these arrangements.

5.    ACCOUNTING PRONOUNCEMENTS

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement period. As a result, the Fund will adopt FIN 48 with its Semi-Annual Report on April 30, 2008. Management is in the process of determining the impact of the adoption of FIN 48.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

[LOGO] BRIGGS
       BUNTING &
       DOUGHERTY, LLP
       CERTIFIED
       PUBLIC
       ACCOUNTANTS


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE BOARD OF TRUSTEES OF
GARDNER LEWIS INVESTMENT TRUST
AND SHAREHOLDERS OF THE CHESAPEAKE AGGRESSIVE GROWTH FUND

We have audited the accompanying statement of assets and liabilities of The Chesapeake Aggressive Growth Fund, a series of shares of beneficial interest of Gardner Lewis Investment Trust, including the schedule of investments, as of October 31, 2007, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years ended October 31, 2005 were audited by other auditors whose report dated December 14, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Aggressive Growth Fund as of October 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the years in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                        /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                        BRIGGS, BUNTING & DOUGHERTY, LLP

PHILADELPHIA, PENNSYLVANIA
DECEMBER 26, 2007

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales loads; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (May 1, 2007) and held until the end of the period (October 31, 2007).

The table that follows illustrate the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

-------------------------------------------------------------------------------------------------------------
                                                   Beginning              Ending
                                                 Account Value        Account Value         Expenses Paid
                                                  May 1, 2007         Oct. 31, 2007        During Period*
-------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                        $1,000.00            $ 1,074.70             $14.96
-------------------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return
      (before expenses)                            $1,000.00            $ 1,010.79             $14.50
-------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.86% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The Trust files a complete listing of portfolio holdings with the Securities and Exchange Commission ("SEC") as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-800-430-3863. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-430-3863, or on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-430-3863, or on the SEC's website at http://www.sec.gov.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(UNAUDITED)
--------------------------------------------------------------------------------

On October 13, 2005, Deloitte & Touche LLP ("D&T") was removed as the independent registered public accounting firm for the Trust, effective immediately upon the completion of the audit of the October 31, 2005 financial statements. D&T was previously engaged as the independent registered public accounting firm to audit the Fund's financial statements.

D&T issued reports on the Fund's financial statements as of October 31, 2004 and October 31, 2005. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

The decision to remove D&T was approved by the Trust's Audit Committee and ratified by the Board of Trustees. At no time preceding the removal of D&T were there any disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its report. At no time preceding the removal of D&T did any of the events enumerated in paragraphs (1)(v)(A) through (D) of Item 304(a) of Regulation S-K occur.

The Trust engaged Briggs, Bunting & Dougherty, LLP ("BBD") as its new independent registered public accounting firm on October 13, 2005. At no time preceding the engagement of BBD did the Fund consult BBD regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statement, or (ii) any matter that was either subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

The Board of Trustees has overall responsibility for management of the Trust's affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are Trustees and executive officers of the Trust:

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                                                                               PORTFOLIOS IN
                                                                                                    FUND
                                     POSITION(S)       LENGTH                                     COMPLEX             OTHER
           NAME, AGE,                 HELD WITH       OF TIME      PRINCIPAL OCCUPATION(S)        OVERSEEN        DIRECTORSHIPS
          AND ADDRESS                FUND/TRUST        SERVED        DURING PAST 5 YEARS         BY TRUSTEE      HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
                                                       INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Jack E. Brinson (age 74)          Trustee            Since 8/92  Retired; Previously,                3         Mr. Brinson serves
285 Wilmington-West Chester Pike                                 President of Brinson                          as an Independent
Chadds Ford, Pennsylvania 19317                                  Investment Co.  (personal                     Trustee of the
                                                                 investments) and President                    following: The
                                                                 of Brinson Chevrolet, Inc.                    Nottingham
                                                                 (auto dealership).                            Investment Trust
                                                                                                               II for the six
                                                                                                               series of that
                                                                                                               trust; New
                                                                                                               Providence
                                                                                                               Investment Trust
                                                                                                               for the one series
                                                                                                               of that trust;
                                                                                                               Hillman Capital
                                                                                                               Management
                                                                                                               Investment Trust
                                                                                                               for the two series
                                                                                                               of that trust; and
                                                                                                               Tilson Investment
                                                                                                               Trust for the two
                                                                                                               series of that
                                                                                                               trust (all
                                                                                                               registered
                                                                                                               investment
                                                                                                               companies).
----------------------------------------------------------------------------------------------------------------------------------
Theo H. Pitt, Jr. (age 70)        Trustee            Since 4/02  Senior Partner of Community         3         Mr. Pitt serves as
285 Wilmington-West Chester Pike                                 Financial Institutions                        an Independent
Chadds Ford, Pennsylvania 19317                                  Consulting; Account                           Trustee of the
                                                                 Administrator of Holden                       following: Hillman
                                                                 Wealth Management Group of                    Capital Management
                                                                 Wachovia Securities (money                    Investment for the
                                                                 management firm) since                        two series of that
                                                                 September, 2003.                              Trust; and Tilson
                                                                                                               Investment Trust
                                                                                                               for the two series
                                                                                                               of that trust (all
                                                                                                               registered
                                                                                                               investment
                                                                                                               companies).
----------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED TRUSTEE*
----------------------------------------------------------------------------------------------------------------------------------
W. Whitfield Gardner (age 44)     Chairman and       Since 6/96  Managing Partner and                3                None
285 Wilmington-West Chester Pike  Chief Executive                Portfolio Manager of
Chadds Ford, Pennsylvania 19317   Officer                        Gardner Lewis Asset
                                                                 Management, L.P.
----------------------------------------------------------------------------------------------------------------------------------
* W. Whitfield Gardner is an Interested Trustee because he is an officer and principal owner of Gardner Lewis Asset Management,
L.P., the investment advisor to the Fund.
----------------------------------------------------------------------------------------------------------------------------------

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
(CONTINUED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                       POSITION(S)      LENGTH OF
            NAME, AGE,                  HELD WITH          TIME           PRINCIPAL OCCUPATION(S) DURING
            AND ADDRESS                FUND/TRUST         SERVED                   PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------
                                             EXECUTIVE OFFICERS
-------------------------------------------------------------------------------------------------------------
John L. Lewis, IV (age 43)           President         Since 12/93    Partner and Portfolio Manager of
285 Wilmington-West Chester Pike                                      Gardner Lewis Asset Management, L.P.
Chadds Ford, Pennsylvania 19317
-------------------------------------------------------------------------------------------------------------
Judy B. Werner (age  44)             Chief             Since 1/05     Chief Compliance Officer of Gardner
285 Wilmington-West Chester Pike     Compliance                       Lewis Asset Management, L.P. since
Chadds Ford, Pennsylvania 19317      Officer                          January 2005; previously, Compliance
                                                                      Officer/Manager Client Services.
-------------------------------------------------------------------------------------------------------------
William D. Zantziner (age 46)        Vice President    Since 12/93    Partner and Manager of Trading of
285 Wilmington-West Chester Pike                                      Gardner Lewis Asset Management, L.P.
Chadds Ford, Pennsylvania 19317
-------------------------------------------------------------------------------------------------------------
Robert G. Dorsey  (age 50)           Vice President    Since 7/07     Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450                                         Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                Distributors, LLC.
-------------------------------------------------------------------------------------------------------------
John F. Splain (age 51)              Secretary         Since 7/07     Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450                                         Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                Distributors, LLC.
-------------------------------------------------------------------------------------------------------------
Mark J. Seger (age 45)               Treasurer and     Since 7/07     Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450        Principal                        Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246               Financial                        Distributors, LLC.
                                     Officer
-------------------------------------------------------------------------------------------------------------

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call 1-800-430-3863.


FEDERAL TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Fund during the year ended October 31, 2007. During the year ended October 31, 2007, the Fund paid long-term capital gains distributions of $403,772. As required by federal regulations, complete information was computed and reported in conjunction with your 2006 Form 1099-DIV.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Gardner Lewis Asset Management L.P. (the "Advisor") supervises the investments of The Chesapeake Aggressive Growth Fund (the "Fund") pursuant to an "Investment Advisory Agreement" between the Advisor and the Gardner Lewis Investment Trust (the "Trust"). At the quarterly meeting of the Board of Trustees of the Trust that was held on October 30, 2007, the Trustees unanimously approved the renewal of the Investment Advisory Agreement for another one year term. In considering whether to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (1) the nature, extent, and quality of the services provided by the Advisor; (2) the investment performance of the Fund; (3) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors; (5) the Advisor's practices regarding brokerage and portfolio transactions; and (6) the Advisor's practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation: (1) the Investment Advisory Agreement for the Fund; (2) documents from the Advisor containing information about the Advisor, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (3) comparative expense and performance information for other mutual funds with strategies similar to the Fund; and (4) a memorandum from the Trust's outside legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board of Trustees in order to make an informed decision.

      1.    NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISOR
            ------------------------------------------------------------------

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation: the quality of its investment advisory services since the Fund's inception (including research and recommendations with respect to portfolio securities); its process for formulating investment recommendations and assuring compliance with the Fund's investment objectives and limitations; its coordination of services for the Fund among the Fund's service providers; and its efforts to promote the Fund and grow the Fund's assets. The Trustees also evaluated the Advisor's personnel, including the education and experience of the Advisor's personnel. The Trustees noted that several of the officers of the Trust, including the principal executive officer and president for the Trust were employees of the Advisor and served the Trust without additional compensation. After reviewing the foregoing information, the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
--------------------------------------------------------------------------------

      2.    INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISOR
            --------------------------------------------------

In considering the investment performance of the Fund and the Advisor, the Trustees compared the short and long-term performance of the Fund with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data (e.g., Morningstar peer group data). The Trustees also considered the consistency of the Advisor's management of the Fund with its investment objective and policies. The Trustees noted that the Fund's performance was below its peer category averages although the Trustees observed generally that the Fund's performance, on a short and long-term basis, was above some funds and below others. After reviewing and discussing the short and long-term investment performance of the Fund, the Advisor's experience managing the Fund and other advisory accounts, the Advisor's historical investment performance, and other factors, the Board of Trustees concluded, in light of the foregoing factors, that the investment performance of the Fund and the Advisor was satisfactory.

      3. COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISOR
            --------------------------------------------------------------------

In considering the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund, the Trustees considered: (1) the Advisor's financial condition and the level of commitment to the Fund and the Advisor by the principals of the Advisor; (2) the asset level of the Fund; (3) the overall expenses of the Fund; and (4) the nature and frequency of advisory fee payments. The Trustees also considered: the Advisor's staffing, personnel, and methods of operating; the education and experience of the Advisor's personnel, and the Advisor's compliance policies and procedures. The Trustees reviewed and discussed a balance sheet for the Advisor, the financial stability of the firm and information provided by the Advisor regarding its profits associated with managing the Fund. The Trustees noted that the Fund utilizes brokerage commission recapture programs to help offset Fund expenses. The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor's name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from certain of the Fund's trades that may benefit the Advisor's other clients as well. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management. The Trustees noted that the average and median fees of the comparable funds in the peer group were lower than the management fee of the Fund although the Trustees observed generally that the management fee of the Fund in comparison to the management fees of comparable funds in the Morningstar peer group category was higher than some funds and lower than others. Following this comparison and after further discussion on this point, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
--------------------------------------------------------------------------------

      4.    ECONOMIES OF SCALE
            ------------------
In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors, the Trustees determined that while the management fee for the Fund would remain the same at all asset levels, the Fund's shareholders would benefit from economies of scale under the Fund's agreements with service providers other than the Advisor. Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund's fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

      5.    ADVISOR'S PRACTICES REGARDING BROKERAGE AND PORTFOLIO TRANSACTIONS
            ------------------------------------------------------------------

In considering the Advisor's practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor's practice for seeking best execution for the Fund's portfolio transactions. The Trustees also considered the portfolio turnover rate for the Fund and they discussed with the Advisor the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services, which included a discussion of whether the higher rates are reasonable in relation to the value of the services provided. The Trustees considered the process by which evaluations are made of the overall reasonableness of commissions paid and the method and basis for selecting and evaluating the broker-dealers used by the Advisor. The Trustees noted that in selecting broker-dealers to execute portfolio transactions, the Advisor considers a variety of factors including, among others: order flow, liquidity of the security traded, ability of a broker-dealer to maintain the confidentiality of trading intentions, ability of a broker-dealer to place trades in difficult market environments, research services provided, execution facilitation services provided, timeliness of execution, timeliness and accuracy of trade confirmations, willingness to commit capital, allocation of limited investment opportunities, client direction, record keeping services provided, frequency and correction of trading errors, ability to access a variety of market venues, expertise as it relates to specific securities, intermediary compensation (commissions and spreads), financial condition, and business reputation. The Trustees also considered the extent to which the foregoing services benefit other accounts, if any, advised by the Advisor; the extent to which such services enable the Advisor to avoid expenses that it otherwise would be required to bear under the Investment Advisory Agreement with the Fund; the alternatives to "paying up for research" (e.g., paying for research with cash, enlarging the investment staff, etc.); and the opportunities for the Advisor to recapture brokerage or related fees (e.g., as to equity funds, tender offer fees, underwriting fees, etc.) and credit it against the fees of the Fund. Finally, the Trustees reviewed with the Advisor the process for aggregating or "blocking" trades for client accounts, including the Fund. After further review and discussion, the Board of Trustees determined that the Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
--------------------------------------------------------------------------------

      6.    ADVISOR'S PRACTICES REGARDING POSSIBLE CONFLICTS OF INTEREST
            ------------------------------------------------------------

In considering the Advisor's practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the Fund and/or the Advisor's other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor's code of ethics. Following further consideration and discussion, the Board of Trustees indicated that the Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the renewal of the Investment Advisory Agreement for the Fund.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
IS A SERIES OF
GARDNER LEWIS INVESTMENT TRUST


FOR SHAREHOLDER SERVICE INQUIRIES:         FOR INVESTMENT ADVISOR INQUIRIES:


The Chesapeake Aggressive Growth Fund      Gardner Lewis Asset Management
c/o Ultimus Fund Solutions, LLC            285 Wilmington-West Chester Pike
P.O. Box 46707                             Chadds Ford, Pennsylvania 19317
Cincinnati, Ohio 45246-0707


TOLL-FREE TELEPHONE:                       TOLL-FREE TELEPHONE:

1-800-430-3863                             1-800-430-3863

                                           WORLD WIDE WEB @:

                                           www.chesapeakefunds.com

ITEM 2.   CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The registrant believes that the registrant's current audit committee has sufficient knowledge and experience to meet its obligations as an audit committee of the registrant, but the registrant's board of trustees has determined that it would consider naming or finding a qualified candidate who meets the requirements of an audit committee financial expert should there be a need or desire to appoint such a person in the future.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $41,000 and $41,000 with respect to the registrant's fiscal years ended October 31, 2007 and 2006, respectively.


      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.


      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $7,500 and $6,000 with respect to the registrant's fiscal years ended October 31, 2007 and 2006, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.


      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.


      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.


      (g) During the fiscal years ended October 31, 2007 and 2006, aggregate non-audit fees of $7,500 and $6,000, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


     (h) The principal accountant has not provided any non-audit services that were not previously approved to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

 (b)   Certifications   required  by  Rule  30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto


Exhibit 99.CODE ETH       Code of Ethics


Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act


Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)    Gardner Lewis Investment Trust
             -------------------------------------------------------------------


By (Signature and Title)*           /s/ W. Whitfield Gardner
                           -----------------------------------------------------
                                    W. Whitfield Gardner, President


Date          January 2, 2008
      ------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*           /s/ W. Whitfield Gardner
                           -----------------------------------------------------
                                    W. Whitfield Gardner, President


Date          January 2, 2008
      ------------------------------------------




By (Signature and Title)*           /s/ Mark J. Seger
                           -----------------------------------------------------
                                    Mark J. Seger, Treasurer


Date          January 2, 2008
      ------------------------------------------


* Print the name and title of each signing officer under his or her signature.